Distributed by  Funds Distributor, Inc.

AMERICAN CENTURY
Prospectus

Target 2000 Fund
Target 2005 Fund
Target 2010 Fund
Target 2015 Fund
Target 2020 Fund
Target 2025 Fund

FEBRUARY 1, 1999
REVISED March 17, 1999
INVESTOR CLASS

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

Distributed by
Funds Distributor, Inc.

                                                 [american century logo(reg.sm)]
                                                                        American
                                                                         Century

Dear Investor,

  Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the funds and tracking your investments. Take a look inside, and you'll see this prospectus is different. It takes a clear-cut approach to fund information.

  Inside you'll find:

     *   The funds' primary investments and risks

     *   A description of who may or may not want to invest in the funds

     * Fund performance, including returns for each year, best and worst quarters and average annual returns compared to the funds' benchmarks

     *   An overview of services available and ways to manage your accounts

     *   Helpful tips and definitions of key investment terms

  The new, simplified prospectus format is not the only step we've taken to make investing less confusing. As we prepare to welcome in the 21st century, American Century is bringing our fund names up to date. That's why on March 1, we retired the "Twentieth Century" and "Benham" fund group names and will use the "American Century" name for all of our funds. This will make it easier for you to track your investments in newspapers or on financial Web sites. For example, instead of "American Century-Twentieth Century Ultra," the new fund name will be simply "American Century Ultra." Only the fund names are changing; each fund's objective and investment strategy will stay the same.

  In another step toward simplification, we are introducing a more intuitive way for you to evaluate our family of funds. This new system classifies funds based on objective and risk.

  The four broad objectives are:         The three risk categories are:

        *  Growth                             *   Aggressive
        *  Growth and Income                  *   Moderate
        *  Income                             *   Conservative
        *  Capital Preservation

  The new classification presents the risk level of each fund upfront so you can choose funds you are comfortable with. It also can help you create a diversified portfolio by identifying funds from different investment categories. Our Investing with American Century brochure explains this reclassification in more detail.

  If you have questions about the prospectus or would like to receive a copy of our Investing with American Century brochure, our Investor Relations Representatives are available weekdays, 7 a.m. to 7 p.m., and Saturdays, 9 a.m. to 2 p.m., Central time. Our toll-free number is 1-800-345-2021. We look forward to helping you achieve your financial goals.

                                   Sincerely,
                                   /s/Mark Killen
                                   Mark Killen
                                   Senior Vice President
                                   American Century Investment Services, Inc.

[LEFT MARGIN]

[american century logo(reg.sm)]
American
Century

American Century
Investments

P.O. Box 419200
Kansas City, MO
64141-6200

[END LEFT MARGIN]


TABLE OF CONTENTS
An Overview of the Funds ..................................................    2
Fees and Expenses .........................................................    3
Information about the Funds ...............................................    4
     Target 2000 Fund
     Target 2005 Fund
     Target 2010 Fund
     Target 2015 Fund
     Target 2020 Fund
     Target 2025 Fund
Basics of Fixed Income Investing ..........................................    8
Management ................................................................   11
Investing with American Century ...........................................   14
Share Price and Distributions .............................................   18
Taxes .....................................................................   19
Multiple Class Information ................................................   20
Financial Highlights ......................................................   21

[LEFT MARGIN CALLOUTS]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the left margin.

[image of hand pointing index finger] This symbol highlights special information and helpful tips.

[END LEFT MARGIN CALLOUTS]


                                                  American Century Investments


AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT GOALS?

These funds seek the highest return consistent with investment in U.S. Treasury securities.

WHAT ARE THE FUNDS' PRIMARY INVESTMENTS AND RISKS?

The funds invest in zero-coupon U.S. Treasury securities. Each of the funds invests in different types of these debt securities and involves different risks. The chart below shows the primary differences among the funds. Additional information about the funds' investment strategies and risks begins on page 4.

Shorter Term        Fund           Primary Investments                   Primary Risks
Less Volatile       -------------------------------------------------------------------------------
     |              Target 2000    Zero-coupon U.S. Treasury securities  Lowest interest rate risk
     |              -------------------------------------------------------------------------------
     |              Target 2005    Zero-coupon U.S. Treasury securities  Low interest rate risk
     |              -------------------------------------------------------------------------------
     |              Target 2010    Zero-coupon U.S. Treasury securities  Interest rate risk
     |              -------------------------------------------------------------------------------
     |              Target 2015    Zero-coupon U.S. Treasury securities  High interest rate risk
     |              -------------------------------------------------------------------------------
     |              Target 2020    Zero-coupon U.S. Treasury securities  Higher interest rate risk
     |              -------------------------------------------------------------------------------
Longer Term         Target 2025    Zero-coupon U.S. Treasury securities  Highest interest rate risk
More Volatile       -------------------------------------------------------------------------------

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  investing through an IRA or other tax-advantaged retirement plan

* seeking long-term financial goals that correspond to the year identified in the name of a particular fund

* comfortable with fluctuating share prices, which increase as each funds' maturity year increases

*  comfortable with the funds' other investment risks

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  seeking current income

*  a short-term investor

*  investing for long-term capital appreciation

*  looking for the added security of FDIC insurance

[LEFT MAFGIN CALLOUT]

[image of hand pointing index finger] An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

[END LEFT MARGIN CALLOUT]


2  American Century Investments                                 1-800-345-2021


FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the Investor Class shares of other American Century funds

The following table describes the fees and expenses you will pay if you buy and hold shares of the funds.

Annual Operating Expenses (expenses that are deducted from fund assets)

               Management  Distribution and      Other        Total Annual Fund
               Fee(1)      Service (12b-1) Fees  Expenses(2)  Operating Expenses
--------------------------------------------------------------------------------
Target 2000    0.59%       None                  0.00%        0.59%
--------------------------------------------------------------------------------
Target 2005    0.59%       None                  0.00%        0.59%
--------------------------------------------------------------------------------
Target 2010    0.59%       None                  0.00%        0.59%
--------------------------------------------------------------------------------
Target 2015    0.59%       None                  0.00%        0.59%
--------------------------------------------------------------------------------
Target 2020    0.59%       None                  0.00%        0.59%
--------------------------------------------------------------------------------
Target 2025    0.59%       None                  0.00%        0.59%

(1) Based on expenses incurred during the funds' most recent fiscal year. The funds have stepped fee schedules. As a result, the funds' management fees generally decrease as fund assets increase. Please consult the Statement of Additional Information for more details about the funds' management fees. A portion of the management fee may be paid by the funds' advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

(2) Other expenses, which include the fees and expenses of the funds' independent trustees, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

Example

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn 5% return each year

*  incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                 1 year          3 years        5 years           10 years
--------------------------------------------------------------------------------
Target 2000        $60             $189           $329              $736
--------------------------------------------------------------------------------
Target 2005        $60             $189           $329              $736
--------------------------------------------------------------------------------
Target 2010        $60             $189           $329              $736
--------------------------------------------------------------------------------
Target 2015        $60             $189           $329              $736
--------------------------------------------------------------------------------
Target 2020        $60             $189           $329              $736
--------------------------------------------------------------------------------
Target 2025        $60             $189           $329              $736

[LEFT MAFGIN CALLOUT]

[image of hand pointing index finger] Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

[END LEFT MARGIN CALLOUT]


www.americancentury.com                          American Century Investments  3


INFORMATION ABOUT THE FUNDS

TARGET 2000 FUND
TARGET 2005 FUND
TARGET 2010 FUND
TARGET 2015 FUND
TARGET 2020 FUND
TARGET 2025 FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek the highest return consistent with investment in U.S. Treasury securities.

HOW DO THE FUNDS IMPLEMENT THEIR INVESTMENT OBJECTIVES?

The funds invest primarily in zero-coupon U.S. Treasury securities. Each fund is designed to provide an investment experience that is similar to a direct investment in a zero-coupon investment.

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

Each fund is managed to mature in the year identified in its name; therefore, the funds' WEIGHTED AVERAGE MATURITIES are different. Funds with longer weighted average maturities have the most volatile share prices. For example, Target 2025 has the longest weighted average maturity, and its share price will fluctuate the most.

WHAT ARE ZERO-COUPON TREASURY SECURITIES?

U.S. Treasury bonds have a traditional design. Interest is paid periodically until maturity, when the principal is repaid. Zero-coupon Treasury securities, however, do not make any periodic interest payments. Instead, all of the interest and principal is paid when the securities mature.

Zero-coupon Treasury securities are created by separating a traditional Treasury bond's interest and principal parts. Each part can be used to create zero-coupon Treasury securities. These securities are created by financial institutions (like a dealer), the U.S. Treasury and other agencies of the federal government. The important characteristic is that the final maturity value of a zero-coupon Treasury security is supported by Treasury securities.

Zero-coupon Treasury securities are beneficial for investors who wish to invest for a fixed period of time at a selected rate. When an investor purchases a traditional bond, it is paid periodic interest at a predetermined rate. This interest payment must be reinvested elsewhere. However, the investor may not be able to reinvest this interest payment in an investment that has a return similar to a traditional bond. This is called reinvestment risk. Because zero-coupon securities do not pay interest periodically, there is no reinvestment risk.

HOW IS AN INVESTMENT IN THE FUNDS LIKE AN INVESTMENT IN ZERO-COUPON U.S. TREASURY SECURITIES?

If you invest in a fund, reinvest all distributions and hold your shares until the fund is liquidated, your investment experience will be similar to that of an investment in a zero-coupon U.S. Treasury security that matures at the end of the fund's maturity year. Each fund is managed to provide an investment return that does not differ substantially from the ANTICIPATED GROWTH RATE (AGR) and ANTICIPATED VALUE AT MATURITY (AVM) calculated on the day the shares were purchased.


[LEFT MARGIN CALLOUT]

WEIGHTED AVERAGE MATURITY is a measure of a fund's interest rate sensitivity. See "Weighted Average Maturity," page 7.

[image of hand pointing index finger] Because all of the interest and principal is paid when the securities mature, zero-coupon securities are bought and sold at prices below their face value.

A fund's ANTICIPATED GROWTH RATE is a calculation of the annualized rate of growth that an investor may expect from the purchase date to the fund's target maturity date.

The ANTICIPATED VALUE AT MATURITY is the calculated value of a fund's investment portfolio. It is based on the maturity values of the fund's zero-coupon Treasury securities.

[END LEFT MARGIN CALLOUT]


4  American Century Investments                                   1-800-345-2021


The advisor calculates each fund's AGR and AVM each business day. While many factors can influence each fund's daily AGR and AVM, they tend to fluctuate within narrow ranges. The following table shows how each fund's AVM has fluctuated in the last five years.

Anticipated Values at Maturity

               9/30/94     9/30/95     9/30/96     9/30/97     9/30/98
----------------------------------------------------------------------------
Target 2000    $100.86     $100.99     $101.10     $101.13     $101.78
----------------------------------------------------------------------------
Target 2005    $100.58     $100.32     $100.71     $100.85     $101.53
----------------------------------------------------------------------------
Target 2010    $101.38     $101.02     $102.53     $103.40     $104.85
----------------------------------------------------------------------------
Target 2015    $107.95     $109.62     $110.11     $110.52     $112.63
----------------------------------------------------------------------------
Target 2020    $102.11     $102.31     $103.60     $104.84     $106.96
----------------------------------------------------------------------------
Target 2025      N/A         N/A       $109.24     $110.88     $112.23

WHAT HAPPENS WHEN A FUND REACHES ITS MATURITY YEAR?

*   The  fund  managers  may  begin  buying  traditional   Treasury   securities
    consistent with a fund's investment objective and pending maturity.

* As a fund's zero-coupon Treasury securities mature, its proceeds will be invested in Treasury bills.

*   In January of the year following maturity, the fund will be liquidated.

WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUNDS?

The funds have different weighted average maturities. Because of this, the funds will respond differently to changes in interest rates. Funds with longer weighted average maturities are more sensitive to interest rate changes. When interest rates rise, the values of the funds usually fall, but the values of funds with longer weighted average maturities generally will fall farther. This interest rate sensitivity is greater in the funds than for traditional Treasury funds.

The funds' share values will fluctuate. In general, the funds that have higher potential income have a higher potential loss. If you sell your shares when their value is less than the price you paid, you will lose money.

While we recommend that shareholders hold their investment in the funds, we do not restrict your (or any other shareholders') ability to redeem shares. When a fund's shareholders redeem their shares before the target maturity year, unanticipated capital gains or losses may result. The fund will distribute these capital gains and losses to all shareholders.

The funds are designed to provide an investment that is similar to investing in a zero-coupon U.S. Treasury security that matures in the year identified in its name. The fund managers adhere to investment policies that are designed to ensure that this happens. However, precise forecasts of a fund's final maturity value and its yield to maturity are not possible.


[LEFT MARGIN CALLOUT]

[image of hand pointing index finger] This table is designed to show the narrow ranges in which each fund's AVMs vary. There is no guarantee that the funds' AVMs will fluctuate as little in the future.

[image of hand pointing index finger] The investment performance of the funds is designed to be similar to an investment in an equivalent zero-coupon U.S. Treasury security. However, an investment in the funds involves different risks.

[END LEFT MARGIN CALLOUT]


www.americancentury.com                          American Century Investments  5


FUND PERFORMANCE HISTORY

Annual Total Returns

The following bar chart shows the performance of the funds' Investor Class shares for each of the last 10 calendar years or for each full calendar year in the life of the fund if less than 10 years. It indicates the volatility of the funds' historical returns from year to year.

[bar chart - data below]

          Target    Target    Target    Target    Target    Target
           2000      2005      2010      2015      2020      2025

1998      7.36%     12.87%    15.07%    14.60%    16.49%    21.81%
1997      7.05%     11.63%    16.75%    22.92%    28.62%    30.11%
1996      1.99%     -1.24%    -3.54%    -6.03%    -8.42%
1995     20.74%     32.65%    42.09%    52.72%    61.34%
1994     -6.89%     -8.90%   -11.56%   -14.08%   -17.66%
1993     15.46%     21.56%    26.28%    30.51%    35.62%
1992      8.47%      9.56%     9.78%     7.77%     8.33%
1991     20.66%     21.47%    21.06%    22.47%    17.36%
1990      6.31%      3.58%     0.27%    -3.38%    -4.50%
1989     19.81%     23.89%    28.02%    33.49%

[LEFT MARGIN CALLOUT]

[image of hand pointing index finger] The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

[END LEFT MARGIN CALLOUT]


6  American Century Investments                                   1-800-345-2021


Highest and Lowest Quarterly Returns

The highest and lowest returns of the funds' Investor Class shares for a calendar quarter during the period reflected by the preceding bar chart are provided in the following chart to indicate the funds' historical short-term volatility. Shareholders should be aware, however, that the funds are intended for investors whose investment horizon permits them to hold a fund until it is liquidated. The funds are not managed for results before maturity.

[bar chart - data below]

                     Lowest                Highest

Target 2000      -4.93% 1Q 1994        14.65% 2Q 1989
Target 2005      -7.65% 1Q 1990        18.27% 2Q 1989
Target 2010     -10.88% 1Q 1990        23.61% 2Q 1989
Target 2015     -13.82% 1Q 1996        27.42% 2Q 1989
Target 2020     -16.61% 1Q 1996        21.44% 2Q 1995
Target 2025     -10.19% 1Q 1997        14.68% 4Q 1997

Average Annual Returns

The following table shows the average annual returns of the funds' Investor Class shares for the periods indicated during the last 10 calendar years or for the life of the fund if less than 10 years. The benchmarks are unmanaged indices (except as noted) that have no operating costs and are included in the table for performance comparison.

For the calendar year
ended December 31, 1998                 1 year  5 years  10 years  Life of Fund(1)
----------------------------------------------------------------------------------
Target 2000                              7.36%   5.67%     9.75%       12.12%
11/15/00 Maturity STRIPS Issue(2)        7.91%   6.15%    10.33%       13.43%
Merrill Lynch Long-Term Treasury Index  13.55%   9.34%    11.48%       12.53%
----------------------------------------------------------------------------------
Target 2005                             12.87%   8.50%    12.05%       14.43%
11/15/05 Maturity STRIPS Issue(2)       13.45%   8.73%    12.39%       16.03%
Merrill Lynch Long-Term Treasury Index  13.55%   9.34%    11.48%       12.53%
----------------------------------------------------------------------------------
Target 2010                             15.07%  10.24%    13.37%       16.03%
11/15/10 Maturity STRIPS Issue(2)       16.09%  10.94%    14.09%       17.51%
Merrill Lynch Long-Term Treasury Index  13.55%   9.34%    11.48%       12.53%
----------------------------------------------------------------------------------
Target 2015                             14.60%  11.68%    14.45%       11.62%
11/15/15 Maturity STRIPS Issue(2)       15.13%  12.19%    15.11%       11.62%
Merrill Lynch Long-Term Treasury Index  13.55%   9.34%    11.48%        9.72%
----------------------------------------------------------------------------------
Target 2020                             16.49%  12.76%      N/A        12.98%
11/15/20 Maturity STRIPS Issue(2)       17.59%  13.25%      N/A        12.61%
Merrill Lynch Long-Term Treasury Index  13.55%   9.34%      N/A        10.69%
----------------------------------------------------------------------------------
Target 2025                             21.81%    N/A       N/A        16.92%
11/15/25 Maturity STRIPS Issue(2)       22.67%    N/A       N/A        18.31%
Merrill Lynch Long-Term Treasury Index  13.55%    N/A       N/A        11.44%

(1) The inception dates are: Target 2000, Target 2005 and Target 2010: March 25, 1985; Target 2015: September 1, 1986; Target 2020: December 29, 1989; and Target 2025: February 15, 1996.

(2) The Target funds are designed to have a performance behavior that is like a zero-coupon security of the maturity suggested by each fund's name. The STRIPS issues listed in this table are examples of these zero-coupon securities. The STRIPS issues are not indices, but are important benchmarks of the Target funds' performance.

[LEFT MARGIN CALLOUT]

[image of hand pointing index finger] For current performance information, including yields, please call us at 1-800-345-2021 or visit American Century's Web site at www.americancentury.com

[END LEFT MARGIN CALLOUT]


www.americancentury.com                          American Century Investments  7


BASICS OF FIXED INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, which also is also called a fixed income security, it is essentially lending money to the issuer of the security. Debt securities also are referred to as fixed income securities. Notes, bonds, commercial paper and Treasury bills are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the security may rise or fall based on many factors, including changes in interest rates, inflation and liquidity.

The fund managers decide which debt securities to buy and sell by

*  determining which securities help a fund meet its maturity requirements

*  identifying   securities   that  do  not  satisfy  a  fund's  credit  quality
   requirements

* evaluating the current economic conditions and assessing the risk of inflation

* evaluating special features of the securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid (or refinanced) at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, the more sensitive it is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called WEIGHTED AVERAGE MATURITY. The following chart shows how a fund manager would calculate the weighted average maturity for a fund that owned only two debt securities.

                      Amount of       Percent of   Remaining         Weighted
                      Security Owned  Portfolio    Maturity          Maturity
--------------------------------------------------------------------------------
Debt Security A       $100,000        25%          1,000 days         250 days
--------------------------------------------------------------------------------
Debt Security B       $300,000        75%         10,000 days       7,500 days
--------------------------------------------------------------------------------
Weighted Average Maturity                                           7,750 days

TYPES OF RISK

The basic types of risk that the funds face are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. So when interest rates fall, the prices of most debt securities rise; when interest rates rise, prices fall. Because the funds invest primarily in debt securities, changes in interest rates will affect the funds' performance.

The degree to which interest rate changes affect the funds' performance varies and is related to the weighted average maturity of each fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true. This sensitivity to interest rate changes is called interest rate risk.

[LEFT MARGIN CALLOUT]

WEIGHTED AVERAGE MATURITY is a tool that the fund managers use to approximate the remaining maturity of a fund's investment portfolio.

[image of hand pointing index finger] The longer a fund's weighted average maturity, the more sensitive it is to changes in interest rates.

[END LEFT MARGIN CALLOUT]


8  American Century Investments                                  1-800-345-2021


When interest rates change, longer maturity bonds experience a greater change in price. The following table shows the effect of a 1% increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity   Current Price    Price After 1% Increase    Change in Price
--------------------------------------------------------------------------------
1 year               $100.00          $99.06                     -0.94%
--------------------------------------------------------------------------------
3 years              $100.00          $97.38                     -2.62%
--------------------------------------------------------------------------------
10 years             $100.00          $93.20                     -6.80%
--------------------------------------------------------------------------------
30 years             $100.00          $88.69                    -11.31%

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result. A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial and economic conditions and be able to make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of nonpayment. A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

It's not as simple as buying the highest-rated debt securities. Higher credit ratings usually mean lower interest rates, so investors often purchase securities that aren't the highest rated to increase return. If a fund purchases lower-rated securities, it assumes additional credit risk.

The following chart shows the authorized credit quality ranges for the funds offered by this Prospectus.

-------------------------------------------
                  Quality
-------------------------------------------
        High Quality
-----------------------------
                         A-1          A-2         A-3
                         P-1          P-2         P-3
                         MIG-1        MIG-2       MIG-3
                         SP-1         SP-2        SP-3
                 AAA     AA     A     BBB    BB    B    CCC   CC    C    D
--------------------------------------------------------------------------------
Target 2000       X
--------------------------------------------------------------------------------
Target 2005       X
--------------------------------------------------------------------------------
Target 2010       X
--------------------------------------------------------------------------------
Target 2015       X
--------------------------------------------------------------------------------
Target 2020       X
--------------------------------------------------------------------------------
Target 2025       X
--------------------------------------------------------------------------------
------------------------------------------- ------------------------------------
         INVESTMENT GRADE                          NON-INVESTMENT GRADE
------------------------------------------- ------------------------------------

Strictly  speaking,  U.S.  Treasury  securities  are not "rated"  AAA.  However,
Treasury securities are backed by the full faith and credit of the United States, and are considered among the safest securities in the world. The rating on U.S. Treasury securities is, therefore, considered to be equivalent to AAA.

Liquidity Risk

Debt securities can become difficult to sell for a variety of reasons, such as lack of an active trading market. When a fund's investments become difficult to sell, it is said to have a problem with liquidity. The chance that a fund will have liquidity issues is called liquidity risk.

Inflation Risk

The safest investments usually have the lowest potential income and performance. During periods of high inflation, shorter-term fixed income investments typically perform better. This reflects the high short-term demand for money when inflation is high. The risk that your short-term performance will suffer during periods of high inflation is called inflation risk.

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[image of hand  pointing  index  finger]
Credit quality may be lower when the issuer has
* a high debt level
* a short operating history
* a senior level of debt
* a difficult, competitive environment

[image of hand pointing index finger] The Statement of Additional Information provides a detailed description of these securities ratings.

[END LEFT MARGIN CALLOUT]


www.americancentury.com                         American Century Investments  9


A COMPARISON OF BASIC RISK FACTORS

The following chart depicts the basic risks of investing in the funds. It is designed to help you compare these funds with each other; it shouldn't be used to compare these funds with other mutual funds.

             Interest Rate Risk  Credit Risk(1) Liquidity Risk(2) Inflation Risk
--------------------------------------------------------------------------------
Target 2000  Lowest              Same           Same              Lowest
--------------------------------------------------------------------------------
Target 2005  Low                 Same           Same              Low
--------------------------------------------------------------------------------
Target 2010  Medium              Same           Same              Medium
--------------------------------------------------------------------------------
Target 2015  Medium              Same           Same              Medium
--------------------------------------------------------------------------------
Target 2020  High                Same           Same              High
--------------------------------------------------------------------------------
Target 2025  Highest             Same           Same              Highest

(1) Because the funds all invest in zero-coupon Treasury securities, there is no difference in credit risk. The funds are considered among the safest securities in the world because Treasury securities are backed by the full faith and credit of the United States. The funds all feature low credit risk.

(2) The Treasury market is considered the most liquid in the world.

The funds engage in a variety of investment techniques as they pursue their investment objectives. Each technique has its own characteristics and may pose some level of risk to the funds. If you would like to learn more about these techniques, you should review the Statement of Additional Information before making an investment.


10  American Century Investments                                 1-800-345-2021


MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Trustees does not manage the funds, it has hired an investment advisor to do so. More than two-thirds of the Trustees are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Investor Class of shares of the funds. The rate of the management fee for a fund is determined on a class-by-class basis monthly using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees) and extraordinary expenses.

Management Fees Paid by the Funds to the Advisor as a Percentage of Average Net Assets for the Most Recent Fiscal Year Ended September 30, 1998
--------------------------------------------------------------------------------
Target 2000                                                              0.59%
--------------------------------------------------------------------------------
Target 2005                                                              0.59%
--------------------------------------------------------------------------------
Target 2010                                                              0.59%
--------------------------------------------------------------------------------
Target 2015                                                              0.59%
--------------------------------------------------------------------------------
Target 2020                                                              0.59%
--------------------------------------------------------------------------------
Target 2025                                                              0.59%


www.americancentury.com                         American Century Investments  11


THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. Teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team are identified below:

DAVID SCHROEDER

Mr. Schroeder, Vice President and Senior Portfolio Manager, has been a member of the team that manages the Target funds since joining American Century in July 1990. He has a bachelor of arts from Pomona College.

JEREMY FLETCHER

Mr. Fletcher, Associate Portfolio Manager, has been a member of the team that manages the Target funds since August 1997. He joined American Century in October 1991 as an Investor Services Representative. He has bachelor's degrees in economics and mathematics from Claremont McKenna College.

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[image of hand pointing index finger]
CODE OF ETHICS
American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

[END LEFT MARGIN CALLOUT]


12  American Century Investments                                 1-800-345-2021


FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  Statement  of  Additional
Information and the investment objectives of the funds may not be changed without a shareholder vote. The Board of Trustees may change any other policies and investment strategies.

YEAR 2000 ISSUES

Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the funds, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the funds' other major service providers.

Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the funds' business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the funds own could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the funds' performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.


www.americancentury.com                         American Century Investments  13


INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Investor Relations Employer-Sponsored Retirement You automatically will have access to the services listed below when you open your account. If you do not want these services, see "Conducting Business in Writing" below.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor Service Options form.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------
BY TELEPHONE
Investor Relations
1-800-345-2021

Business, Not-For-Profit and Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

[image of telephone]

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account. (This service is not available if you have chosen to do business in writing only.)

EXCHANGE SHARES

Call us or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call us or use our Automated Information Line if you have authorized us to invest from your bank account.

SELL SHARES
Call an Investor Relations Representative.

--------------------------------------------------------------------------------
BY MAIL OR FAX
P.O. Box 419200
Kansas City, MO 64141-6200

Fax
816-340-7962

[image of envelope]

OPEN AN ACCOUNT
Send a signed and completed application and check or money order payable to American Century Investments.

EXCHANGE SHARES
Send us written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS
Send us your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES
Send us written instructions to sell shares or send us a redemption form. Call an Investor Relations Representative to request a form.

--------------------------------------------------------------------------------
ONLINE
www.americancentury.com

[image of computer and monitor]

OPEN AN ACCOUNT
If you are a current investor, you can open an account by exchanging shares from another American Century account. (This service is not available if you have chosen to do business in writing only.)

EXCHANGE SHARES
Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS
Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES
Not available.


14  American Century Investments                                 1-800-345-2021


A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce expenses and show respect for our environment, we will deliver most financial reports, prospectuses and account statements to households in a single envelope, even if the accounts are registered under different names. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.

YOUR GUIDE TO SERVICES AND POLICIES

When you open an account, you will receive a services guide, which explains the services available to you and the policies of the fund and the transfer agent.

--------------------------------------------------------------------------------
BY WIRE
[image of hand pointing index finger] Please remember that if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

[image of fax machine]

OPEN AN ACCOUNT
Call us to set up your account or mail a completed application to the address provided in the "By mail" section and give your bank the following information:

* Our bank information
       Commerce Bank N.A.
       Routing No. 101000019
       Account No. 2804918
* The fund name
* Your American Century account number+
* Your name

+ For additional investments only

MAKE ADDITIONAL INVESTMENTS
Follow the wire instructions provided in the "Open an account" section.

SELL SHARES
You can receive redemption proceeds by wire or electronic transfer. (This service is not available if you have chosen to do business in writing only.)

EXCHANGE SHARES
Not applicable.
--------------------------------------------------------------------------------
AUTOMATICALLY

[three arrows forming circle]

OPEN AN ACCOUNT
Not available.

EXCHANGE SHARES
Send us written instructions to set up an automatic exchange of shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS
Select "Establish Automatic Investments" on your application to make automatic purchases of shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES
If you have at least $10,000 in your account, sell shares automatically by establishing a Check-A-Month or an Automatic Redemption.

--------------------------------------------------------------------------------
IN PERSON

[image of person]

If you prefer to handle your transactions in person, visit one of the Investor Centers listed below. A representative can help you open an account, make additional investments and sell or exchange shares.

4500 Main Street
Kansas City, Missouri
8 a.m. to 5:30 p.m., Monday - Friday

1665 Charleston Road
Mountain View, California
8 a.m. to 5 p.m., Monday - Frida

4917 Town Center Drive
Leawood, Kansas
8 a.m. to 6 p.m., Monday - Friday
8 a.m. to noon, Saturday

9445 East County Line Road, Suite A
Englewood, Colorado
8 a.m. to 6 p.m., Monday - Friday
8 a.m. to noon, Saturday


www.americancentury.com                       American Century Investments  15


MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum investments are:
--------------------------------------------------------------------------------
Individual or Joint                                         $2,500
--------------------------------------------------------------------------------
Traditional IRA                                             $1,000
--------------------------------------------------------------------------------
Roth IRA                                                    $1,000
--------------------------------------------------------------------------------
Education IRA                                               $500
--------------------------------------------------------------------------------
UGMA/UTMA                                                   $1,000
--------------------------------------------------------------------------------
403(b)                                                      No minimum

If you establish an automatic investment plan of at least $50 per month, the minimum may be waived.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your redemption activity causes your account balance to fall below the minimum initial investment amount, we will notify you and give you 90 days to meet the minimum, or to establish an automatic monthly investment of at least $50. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.

ABUSIVE TRADING PRACTICES

We do not permit market-timing or other abusive trading practices in our funds.

Excessive, short-term (market-timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds - up to seven days - or to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of cash. If we make payment in securities, we will value the securities, selected by the fund, in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.


16  American Century Investments                                  1-800-345-2021


INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you own or are considering purchasing fund shares through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*minimum investment requirements

*exchange policies

*fund choices

*cut-off time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statements of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform for their clients recordkeeping and administrative services that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the funds.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The funds have authorized those intermediaries to accept orders on their behalf up to the time at which the net asset value is determined. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in good order by the intermediary on a fund's behalf.

[LEFT MARGIN CALLOUT]

[image of hand pointing index finger] Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

[END LEFT MARGIN CALLOUT]


www.americancentury.com                        American Century Investments  17


SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE of the funds as of ONE HOUR BEFORE the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) each day the Exchange is open. On days when the Exchange is not open, we do not calculate the net asset value. The net asset value of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current prices of securities owned by a fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the funds' Board of Trustees.

We will price your purchase, exchange or redemption at the net asset value next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities. Each fund generally pays distributions from net income and capital gains, if any, once a year in December. A fund may make more frequent distributions, if necessary, to comply with Internal Revenue code provisions.

You will participate in fund distributions, when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.

REVERSE SHARE SPLITS

When a fund pays its distributions, the Board also declares a reverse share split for each fund that exactly offsets the per-share amount of the distribution. If you reinvest your dividends, this reverse share split means that you will hold exactly the same number of shares after a dividend as you did before. This reverse share split makes changes in the funds' share prices behave like changes in the values of zero-coupon securities.

FUND LIQUIDATION

During a fund's target maturity year, you will be asked how you want your shares liquidated. You can choose one of the following

* cash
* shares of another American Century mutual fund

If you do not tell us by December 31 of the target year how you want your shares liquidated, your money will be exchanged for shares of Capital Preservation, an American Century Treasury money market fund.

[LEFT MARGIN CALLOUT]

The NET ASSET VALUE of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.

[END LEFT MARGIN CALLOUT]


18  American Century Investments                                 1-800-345-2021


TAXES

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred account, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

Complex tax rules govern employer-sponsored retirement and savings plans. If you elect to participate in your employer's plan, consult your plan administrator, your summary plan description or a professional tax advisor regarding the tax consequences of participation in, contributions to, and withdrawals or distributions from the plan.

TAXABLE ACCOUNTS

Fund dividends and distributions are taxable to most investors. The tax status of any distribution is not affected by how long you have been in the fund or whether you reinvest your distributions or take them as income. In general, distributions are taxable at the federal level as follows:

Type of distribution         Tax rate for 15% bracket  Tax rate for 28% bracket
                                                       or above
--------------------------------------------------------------------------------
Income                       Ordinary income rate      Ordinary income rate
Short-term capital gains     Ordinary income rate      Ordinary income rate
Long-term capital gains      10%                       20%

American Century will detail the tax status of fund distributions for each calendar year in an annual tax statement from the fund.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.

The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares held less than or equal to 12 months. Long-term capital gains are gains on fund shares held for more than 12 months.

[LEFT MARGIN CALLOUT]

[image of hand pointing index finger]
BUYING A DIVIDEND
Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up a taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

[END LEFT MARGIN CALLOUT]


www.americancentury.com                        American Century Investments  19


MULTIPLE CLASS INFORMATION

American Century may offer up to two classes of the funds: Investor Class and Advisor Class. The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred charges, commissions, or 12b-1 fees.

American Century offers the other class of shares primarily to institutional investors or through institutional distribution channels, such as employer-sponsored retirement plans or through banks, broker-dealers, insurance companies or financial intermediaries. The other class has different fees, expenses, and/or minimum investment requirements than the Investor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other class of shares not offered by this Prospectus, call us at 1-800-345-3533 or contact a sales representative or financial intermediary who offers that class of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; and (d) each class may have different exchange privileges.


20  American Century Investments                                1-800-345-2021


FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next pages itemize what contributed to the changes in share price during the period. They also show changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

* share price at the beginning of the period
* investment income and capital gains or losses
* distributions of income and capital gains paid to shareholders
* reverse share split
* share price at the end of the period

Each table also includes some key statistics for the period as appropriate

* Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions

* Expense Ratio--operating expenses as a percentage of average net assets

* Net Income Ratio--net investment income as a percentage of average net assets

* Portfolio Turnover--the percentage of the fund's buying and selling activity

The Financial Highlights for the fiscal year ended September 30, 1998, have been audited by PricewaterhouseCoopers LLP, independent accountants. Their report is included in the funds' annual report, which is incorporated by reference into the Statement of Additional Information, and is available upon request. Prior years' information was audited by other independent auditors, whose report also is incorporated by reference into the Statement of Additional Information.


www.americancentury.com                        American Century Investments  21


TARGET 2000

INVESTOR CLASS

For a Share Outstanding Throughout the Years Ended September 30

PER-SHARE DATA
                                                   1998          1997          1996          1995          1994
_________________________________________________________________________________________________________________
Net Asset Value, Beginning of Year ........ $     86.05   $     79.95   $     76.86   $     66.93   $     72.40
                                            -----------   -----------   -----------   -----------   -----------
Income From Investment Operations

      Net Investment Income(1) ............ $      5.13   $      5.10   $      4.75   $      4.37   $      3.99

      Net Realized and
      Unrealized Gain (Loss)
      on Investment Transactions .......... $      2.60   $      1.00   $     (1.66)  $      5.56   $     (9.46)
                                            -----------   -----------   -----------   -----------   -----------
      Total From Investment Operations .... $      7.73   $      6.10   $      3.09   $      9.93   $     (5.47)
                                            -----------   -----------   -----------   -----------   -----------
Distributions(2)
      From Net Investment Income .......... $     (5.64)  $     (5.20)  $     (3.94)  $     (3.42)  $     (3.25)
      From Net Realized Gains .............        --            --            --            --     $     (2.95)
      In Excess of Net Realized Gains .....        --            --            --            --     $     (1.20)
                                            -----------   -----------   -----------   -----------   -----------
      Total Distributions ................. $     (5.64)  $     (5.20)  $     (3.94)  $     (3.42)  $     (7.40)
                                            -----------   -----------   -----------   -----------   -----------
Reverse Share Split ....................... $      5.64   $      5.20   $      3.94   $      3.42   $      7.40
                                            -----------   -----------   -----------   -----------   -----------

Net Asset Value, End of Year .............. $     93.78   $     86.05   $     79.95   $     76.86   $     66.93
                                            -----------   -----------   -----------   -----------   -----------

Total Return(3) ...........................        8.97%         7.64%         4.01%        14.84%        (7.54)%

RATIOS/SUPPLEMENTAL DATA
                                                   1998          1997          1996          1995          1994
_________________________________________________________________________________________________________________
Ratio of Operating Expenses to
Average Net Assets ........................        0.59%         0.56%         0.53%         0.63%         0.59%

Ratio of Net Investment Income to
Average Net Assets ........................        5.75%         6.14%         5.99%         6.13%         5.74%

Portfolio Turnover Rate ...................          82%           10%           29%           53%           89%

Net Assets, End of Year
(in thousands) ............................ $   237,525   $   248,377   $   267,757   $   294,736   $   243,895

(1) Computed using average shares outstanding throughout the year.

(2) For years ended prior to September 30, 1997, distributions were calculated using average shares outstanding during the year. Distributions indicated for those years will be different than the actual per-share distributions to shareholders.

(3) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any.


22  American Century Investments                               1-800-345-2021

TARGET 2005

INVESTOR CLASS

For a Share Outstanding Throughout the Years Ended September 30

PER-SHARE DATA
                                                   1998          1997          1996          1995          1994
_________________________________________________________________________________________________________________
Net Asset Value, Beginning of Year ........ $     64.54   $     57.83   $     56.61   $     45.22   $     51.84
                                            -----------   -----------   -----------   -----------   -----------
Income From Investment Operations

      Net Investment Income(1) ............ $      3.84   $      3.74   $      3.50   $      3.33   $      3.11

      Net Realized and
      Unrealized Gain (Loss)
      on Investment Transactions .......... $      8.34   $      2.97   $     (2.28)  $      8.06   $     (9.73)
                                            -----------   -----------   -----------   -----------   -----------
      Total From Investment Operations .... $     12.18   $      6.71   $      1.22   $     11.39   $     (6.62)
                                            -----------   -----------   -----------   -----------   -----------

Distributions(2)
      From Net Investment Income .......... $     (3.61)  $     (3.61)  $     (2.06)  $     (2.41)  $     (2.70)

      From Net Realized Gains ............. $     (0.27)  $     (0.44)  $     (0.58)  $     (0.67)  $     (8.47)
                                            -----------   -----------   -----------   -----------   -----------
      Total Distributions ................. $     (3.88)  $     (4.05)  $     (2.64)  $     (3.08)  $    (11.17)
                                            -----------   -----------   -----------   -----------   -----------
Reverse Share Split ....................... $      3.88   $      4.05   $      2.64   $      3.08   $     11.17
                                            -----------   -----------   -----------   -----------   -----------
Net Asset Value, End of Year .............. $     76.72   $     64.54   $     57.83   $     56.61   $     45.22
                                            -----------   -----------   -----------   -----------   -----------
Total Return(3) ...........................       18.87%        11.60%         2.15%        25.16%       (12.75)%

RATIOS/SUPPLEMENTAL DATA
                                                   1998          1997          1996          1995          1994
_________________________________________________________________________________________________________________
Ratio of Operating Expenses to
Average Net Assets ........................        0.59%         0.57%         0.58%         0.71%         0.64%

Ratio of Net Investment Income to
Average Net Assets ........................        5.53%         6.15%         6.05%         6.58%         6.37%

Portfolio Turnover Rate ...................          35%           15%           31%           34%           68%

Net Assets, End of Year
(in thousands) ............................ $   533,986   $   281,677   $   238,864   $   183,452   $    96,207


(1) Computed using average shares outstanding throughout the year.

(2) For years ended prior to September 30, 1997, distributions were calculated using average shares outstanding during the year. Distributions indicated for those years will be different than the actual per-share distributions to shareholders.

(3) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any.


www.americancentury.com                        American Century Investments  23


TARGET 2010

INVESTOR CLASS

For a Share Outstanding Throughout the Years Ended September 30

PER-SHARE DATA

                                                   1998          1997          1996          1995          1994
_________________________________________________________________________________________________________________
Net Asset Value, Beginning of Year ........ $     49.16   $     42.47   $     42.14   $     31.67   $     38.13
                                            -----------   -----------   -----------   -----------   -----------
Income From Investment Operations

      Net Investment Income(1) ............ $      2.94   $      2.79   $      2.58   $      2.41   $      2.24

      Net Realized and
      Unrealized Gain (Loss)
      on Investment Transactions .......... $      9.88   $      3.90   $     (2.25)  $      8.06   $     (8.70)
                                            -----------   -----------   -----------   -----------   -----------
      Total From Investment Operations .... $     12.82   $      6.69   $      0.33   $     10.47   $     (6.46)
                                            -----------   -----------   -----------   -----------   -----------

Distributions(2)
      From Net Investment Income .......... $     (2.46)  $     (2.82)  $     (1.57)  $     (1.48)  $     (1.46)

      From Net Realized Gains ............. $     (0.29)  $     (1.17)         --     $     (0.48)  $     (4.31)
                                            -----------   -----------   -----------   -----------   -----------
      Total Distributions ................. $     (2.75)  $     (3.99)  $     (1.57)  $     (1.96)  $     (5.77)
                                            -----------   -----------   -----------   -----------   -----------
Reverse Share Split ....................... $      2.75   $      3.99   $      1.57   $      1.96   $      5.77
                                            -----------   -----------   -----------   -----------   -----------
Net Asset Value, End of Year .............. $     61.98   $     49.16   $     42.47   $     42.14   $     31.67
                                            -----------   -----------   -----------   -----------   -----------

Total Return(3) ...........................       26.08%        15.75%         0.78%        33.06%       (16.92)%

RATIOS/SUPPLEMENTAL DATA
                                                   1998          1997          1996          1995          1994
_________________________________________________________________________________________________________________
Ratio of Operating Expenses to
Average Net Assets ........................        0.59%         0.62%         0.67%         0.71%         0.68%

Ratio of Net Investment Income to
Average Net Assets ........................        5.39%         6.15%         5.98%         6.56%         6.35%

Portfolio Turnover Rate ...................          34%           26%           24%           26%           35%

Net Assets, End of Year
(in thousands) ............................ $   283,828   $   124,812   $   111,117   $    95,057   $    46,312


(1) Computed using average shares outstanding throughout the year.

(2) For years ended prior to September 30, 1997, distributions were calculated using average shares outstanding during the year. Distributions indicated for those years will be different than the actual per-share distributions to shareholders.

(3) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any.


24  American Century Investments                               1-800-345-2021


TARGET 2015

INVESTOR CLASS

For a Share Outstanding Throughout the Years Ended September 30

PER-SHARE DATA

                                                   1998          1997          1996          1995          1994
_________________________________________________________________________________________________________________
Net Asset Value, Beginning of Year ........ $     38.34   $     31.96   $     32.20   $     22.79   $     29.04

Income From Investment Operations

      Net Investment Income(1) ............ $      2.17   $      2.00   $      1.85   $      1.71   $      1.57

      Net Realized and
      Unrealized Gain (Loss)
      on Investment Transactions .......... $      9.36   $      4.38   $     (2.09)  $      7.70   $     (7.82)
                                            -----------   -----------   -----------   -----------   -----------
      Total From Investment Operations .... $     11.53   $      6.38   $     (0.24)  $      9.41   $     (6.25)
                                            -----------   -----------   -----------   -----------   -----------
Distributions(2)
      From Net Investment Income .......... $     (2.11)  $     (2.05)  $     (1.28)  $     (0.87)  $     (1.19)

      From Net Realized Gains ............. $     (1.40)  $     (0.34)  $     (1.61)         --     $     (7.08)

      In Excess of Net Realized Gains .....        --            --            --            --     $     (0.37)
                                            -----------   -----------   -----------   -----------   -----------
      Total Distributions ................. $     (3.51)  $     (2.39)  $     (2.89)  $     (0.87)  $     (8.64)
                                            -----------   -----------   -----------   -----------   -----------
Reverse Share Split ....................... $      3.51   $      2.39   $      2.89   $      0.87   $      8.64
                                            -----------   -----------   -----------   -----------   -----------
Net Asset Value, End of Year .............. $     49.87   $     38.34   $     31.96   $     32.20   $     22.79
                                            -----------   -----------   -----------   -----------   -----------
Total Return(3) ...........................       30.07%        19.96%        (0.74)%       41.29%       (21.52)%

RATIOS/SUPPLEMENTAL DATA
                                                   1998          1997          1996          1995          1994
_________________________________________________________________________________________________________________
Ratio of Operating Expenses to
Average Net Assets ........................        0.59%         0.61%         0.65%         0.71%         0.68%

Ratio of Net Investment Income to
Average Net Assets ........................        4.96%         5.79%         5.63%         6.40%         5.97%

Portfolio Turnover Rate ...................          31%           21%           17%           70%           65%

Net Assets, End of Year
(in thousands) ............................ $   170,081   $   114,900   $   115,654   $   114,647   $    66,073

(1) Computed using average shares outstanding throughout the year.

(2) For years ended prior to September 30, 1997, distributions were calculated using average shares outstanding during the year. Distributions indicated for those years will be different than the actual per-share distributions to shareholders.

(3) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any.


www.americancentury.com                        American Century Investments  25


TARGET 2020

INVESTOR CLASS

For a Share Outstanding Throughout the Years Ended September 30

PER-SHARE DATA

                                                   1998          1997          1996          1995          1994
_________________________________________________________________________________________________________________
Net Asset Value, Beginning of Year ........ $     27.17   $     22.00   $     22.47   $     15.28   $     20.72
                                            -----------   -----------   -----------   -----------   -----------
Income From Investment Operations

      Net Investment Income(1) ............ $      1.53   $      1.51   $      1.41   $      1.19   $      1.13

      Net Realized and
      Unrealized Gain (Loss)
      on Investment Transactions .......... $      8.25   $      3.66   $     (1.88)  $      6.00   $     (6.57)
                                            -----------   -----------   -----------   -----------   -----------
      Total From Investment Operations .... $      9.78   $      5.17   $     (0.47)  $      7.19   $     (5.44)
                                            -----------   -----------   -----------   -----------   -----------

Distributions(2)

      From Net Investment Income .......... $     (2.35)  $     (1.45)  $     (0.40)  $     (0.21)  $     (0.28)

      From Net Realized Gains ............. $     (2.19)         --     $     (0.04)         --     $     (1.31)

      In Excess of Net Realized Gains .....        --            --            --            --     $     (1.18)
                                            -----------   -----------   -----------   -----------   -----------

      Total Distributions ................. $     (4.54)  $     (1.45)  $     (0.44)  $     (0.21)  $     (2.77)
                                            -----------   -----------   -----------   -----------   -----------
Reverse Share Split ....................... $      4.54   $      1.45   $      0.44   $      0.21   $      2.77
                                            -----------   -----------   -----------   -----------   -----------
Net Asset Value, End of Year .............. $     36.95   $     27.17   $     22.00   $     22.47   $     15.28
                                            -----------   -----------   -----------   -----------   -----------
Total Return(3) ...........................       36.00%        23.50%        (2.09)%       47.05%       (26.25)%

RATIOS/SUPPLEMENTAL DATA
                                                   1998          1997          1996          1995          1994
_________________________________________________________________________________________________________________
Ratio of Operating Expenses to
Average Net Assets ........................        0.59%         0.53%         0.61%         0.72%         0.70%

Ratio of Net Investment Income to
Average Net Assets ........................        4.83%         6.29%         6.25%         6.24%         6.28%

Portfolio Turnover Rate ...................          18%           14%           47%           78%          116%

Net Assets, End of Year
(in thousands) ............................ $   486,052   $   553,551   $   926,319   $   574,702   $    58,535

(1) Computed using average shares outstanding throughout the year.

(2) For years ended prior to September 30, 1997, distributions were calculated using average shares outstanding during the year. Distributions indicated for those years will be different than the actual per-share distributions to shareholders.

(3) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any.


26  American Century Investments                                1-800-345-2021


TARGET 2025

INVESTOR CLASS

For a Share Outstanding Throughout the Years Ended September 30 (except as noted)

PER-SHARE DATA

                                                               1998          1997            1996(1)
______________________________________________________________________________________________________
Net Asset Value, Beginning of Period .................. $     22.27   $     17.91     $     19.85
                                                        -----------   -----------     -----------
Income From Investment Operations

      Net Investment Income(2) ........................ $      1.33   $      1.21     $      0.72

      Net Realized and
      Unrealized Gain (Loss)
      on Investment Transactions ...................... $      8.07   $      3.15     $     (2.66)
                                                        -----------   -----------     -----------
      Total From Investment Operations ................ $      9.40   $      4.36     $     (1.94)
                                                        -----------   -----------     -----------
Distributions
      From Net Investment Income ...................... $     (0.70)  $     (0.72)           --

      From Net Realized Gains ......................... $     (0.05)         --              --
                                                        -----------   -----------     -----------
      Total Distributions ............................. $     (0.75)  $     (0.72)           --
                                                        -----------   -----------     -----------
Reverse Share Split ................................... $      0.75   $      0.72            --
                                                        -----------   -----------     -----------
Net Asset Value, End of Period ........................ $     31.67   $     22.27     $     17.91
                                                        -----------   -----------     -----------
Total Return(3) .......................................       42.21%        24.34%          (9.77)%

RATIOS/SUPPLEMENTAL DATA
                                                               1998          1997            1996(1)
________________________________________________________________________________________________________

Ratio of Operating Expenses to Average Net Assets .....        0.59%         0.62%           0.67%(4)

Ratio of Net Investment Income to Average Net Assets ..        4.94%         6.14%           6.57%(4)

Portfolio Turnover Rate ...............................          52%           58%             61%

Net Assets, End of Period (in thousands) .............. $   356,122   $    73,821     $    35,661

(1) February 15, 1996 (inception) through September 30, 1996.

(2) Computed using average shares outstanding throughout the period.

(3) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions,  if any. Total returns for periods less than one year are not annualized.

(4) Annualized.


www.americancentury.com                        American Century Investments  27


NOTES


28  American Century Investments                                 1-800-345-2021


NOTES


www.americancentury.com                        American Century Investments  29


MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

These reports contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You also can get information about the funds (including the SAI) from the Securities and Exchange Commission (SEC).

* In person                SEC Public Reference Room
                           Washington, D.C.
                           Call 1-800-SEC-0330 for location and hours.

* On the Internet          www.sec.gov

* By mail                  SEC Public Reference Section
                           Washington, D.C. 20549-6009
                           (The SEC will charge a fee for copying
                           the documents.)

Investment Company Act File No. 811-4165

                         [american century logo(reg.sm)]
                                    American
                                     Century

                          AMERICAN CENTURY INVESTMENTS
                                P.O. Box 419200
                        Kansas City, Missouri 64141-6200

                         1-800-345-2021 or 816-531-5575

9902
SH-PRS-15894

AMERICAN CENTURY
Prospectus

Target 2000 Fund
Target 2005 Fund
Target 2010 Fund
Target 2015 Fund
Target 2020 Fund
Target 2025 Fund

FEBRUARY 1, 1999
REVISED March 17, 1999
ADVISOR CLASS

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

Distributed by
Funds Distributor, Inc.

                                                 [american century logo(reg.sm)]
                                                                        American
                                                                         Century


Dear Investor,

  Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the funds and tracking your investments. Take a look inside, and you'll see this prospectus is different. It takes a clear-cut approach to fund information.

  Inside you'll find:

     *   The funds' primary investments and risks

     *   A description of who may or may not want to invest in the funds

     * Fund performance, including returns for each year, best and worst quarters and average annual returns compared to the funds' benchmarks

     *   An overview of services available and ways to manage your accounts

     *   Helpful tips and definitions of key investment terms

  The new, simplified prospectus format is not the only step we've taken to make investing less confusing. As we prepare to welcome in the 21st century, American Century is bringing our fund names up to date. That's why on March 1, we retired the "Twentieth Century" and "Benham" fund group names and will use the "American Century" name for all of our funds. This will make it easier for you to track your investments in newspapers or on financial Web sites. For example, instead of "American Century-Twentieth Century Ultra," the new fund name will be simply "American Century Ultra." Only the fund names are changing; each fund's objective and investment strategy will stay the same.

  In another step toward simplification, we are introducing a more intuitive way for you to evaluate our family of funds. This new system classifies funds based on objective and risk.

  The four broad objectives are:         The three risk categories are:

        *  Growth                         *   Aggressive
        *  Growth and Income              *   Moderate
        *  Income                         *   Conservative
        *  Capital Preservation

  The new classification presents the risk level of each fund upfront so you can choose funds you are comfortable with. It also can help you create a diversified portfolio by identifying funds from different investment categories. Our Investing with American Century brochure explains this reclassification in more detail.

  If you have questions about the prospectus or would like to receive a copy of our Investing with American Century brochure, our Service Representatives are available weekdays, 8 a.m. to 5 p.m., Central time. Our toll-free number is 1-800-345-3533. We look forward to helping you achieve your financial goals.

                                   Sincerely,
                                   /s/Mark Killen
                                   Mark Killen
                                   Senior Vice President
                                   American Century Investment Services, Inc.

[LEFT MARGIN]

[american century logo(reg.sm)]
American
Century

American Century
Investments

P.O. Box 419200
Kansas City, MO
64141-6200

[END LEFT MARGIN]


TABLE OF CONTENTS

An Overview of the Funds ....................................................  2
Fees and Expenses ...........................................................  3
Information about the Funds .................................................  4
     Target 2000 Fund
     Target 2005 Fund
     Target 2010 Fund
     Target 2015 Fund
     Target 2020 Fund
     Target 2025 Fund
Basics of Fixed Income Investing ............................................  7
Management .................................................................. 10
Investing with American Century ............................................. 13
Share Price and Distributions ............................................... 15
Taxes ....................................................................... 16
Multiple Class Information .................................................. 17
Financial Highlights ........................................................ 18
Performance Information of Other Class ...................................... 22

[LEFT MARGIN CALLOUT]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the left margin.

[image of hand pointing index finger] This symbol highlights special information and helpful tips.

[END LEFT MARGIN CALLOUT]


                                                    American Century Investments


AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT GOALS?

These funds seek the highest return consistent with investment in U.S. Treasury securities.

WHAT ARE THE FUNDS' PRIMARY INVESTMENTS AND RISKS?

The funds invest in zero-coupon U.S. Treasury securities. Each of the funds invests in different types of these debt securities and involves different risks. The chart below shows the primary differences among the funds. Additional information about the funds' investment strategies and risks begins on page 4.

Shorter Term        Fund           Primary Investments                   Primary Risks
Less Volatile       -------------------------------------------------------------------------------
     |              Target 2000    Zero-coupon U.S. Treasury securities  Lowest interest rate risk
     |              -------------------------------------------------------------------------------
     |              Target 2005    Zero-coupon U.S. Treasury securities  Low interest rate risk
     |              -------------------------------------------------------------------------------
     |              Target 2010    Zero-coupon U.S. Treasury securities  Interest rate risk
     |              -------------------------------------------------------------------------------
     |              Target 2015    Zero-coupon U.S. Treasury securities  High interest rate risk
     |              -------------------------------------------------------------------------------
     |              Target 2020    Zero-coupon U.S. Treasury securities  Higher interest rate risk
     |              -------------------------------------------------------------------------------
Longer Term         Target 2025    Zero-coupon U.S. Treasury securities  Highest interest rate risk
More Volatile       -------------------------------------------------------------------------------


WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

* investing through an IRA or other tax-advantaged retirement plan
* seeking long-term financial goals that correspond to the year identified in the name of a particular fund
* comfortable with fluctuating share prices, which increase as each funds' maturity year increases
* comfortable with the funds' other investment risks

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good  investment if you are
* seeking current income
* a short-term investor
* investing for long-term capital appreciation
* looking for the added security of FDIC insurance

[LEFT MAFGIN CALLOUT]

[image of hand pointing index finger] An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

[END LEFT MARGIN CALLOUT]


2  American Century Investments                                  1-800-345-3533


FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the Advisor Class shares of other American Century funds

The following table describes the fees and expenses you will pay if you buy and hold shares of the funds.

Annual Operating Expenses (expenses that are deducted from fund assets)

             Management  Distribution and        Other        Total Annual Fund
             Fee(1)      Service (12b-1) Fees(2) Expenses(3)  Operating Expenses
--------------------------------------------------------------------------------
Target 2000  0.34%       0.50%                   0.00%        0.84%
--------------------------------------------------------------------------------
Target 2005  0.34%       0.50%                   0.00%        0.84%
--------------------------------------------------------------------------------
Target 2010  0.34%       0.50%                   0.00%        0.84%
--------------------------------------------------------------------------------
Target 2015  0.34%       0.50%                   0.00%        0.84%
--------------------------------------------------------------------------------
Target 2020  0.34%       0.50%                   0.00%        0.84%
--------------------------------------------------------------------------------
Target 2025  0.34%       0.50%                   0.00%        0.84%

(1) Based on expenses incurred during the funds' most recent fiscal year. The funds have stepped fee schedules. As a result, the funds' management fees generally decrease as fund assets increase. Please consult the Statement of Additional Information for more details about the funds' management fees.

(2) The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services. See "Service and Distribution Fees," page 12.

(3) Other  expenses,   which  include  the  fees  and  expenses  of  the  funds'
    independent trustees, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

Example

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

* invest $10,000 in the fund
* redeem all of your shares at the end of the periods shown below
* earn 5% return each year
* incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                   1 year        3 years         5 years           10 years
-------------------------------------------------------------------------------
Target 2000        $86           $268            $465              $1,034
-------------------------------------------------------------------------------
Target 2005        $86           $268            $465              $1,034
-------------------------------------------------------------------------------
Target 2010        $86           $268            $465              $1,034
-------------------------------------------------------------------------------
Target 2015        $86           $268            $465              $1,034
-------------------------------------------------------------------------------
Target 2020        $86           $268            $465              $1,034
-------------------------------------------------------------------------------
Target 2025        $86           $268            $465              $1,034

[LEFT MARGIN CALLOUT]

[image of hand pointing index finger] Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

[END LEFT MARGIN CALLOUT]


www.americancentury.com                         American Century Investments  3


INFORMATION ABOUT THE FUNDS

TARGET 2000 FUND
TARGET 2005 FUND
TARGET 2010 FUND
TARGET 2015 FUND
TARGET 2020 FUND
TARGET 2025 FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek the highest return consistent with investment in U.S. Treasury securities.

HOW DO THE FUNDS IMPLEMENT THEIR INVESTMENT OBJECTIVES?

The funds invest primarily in zero-coupon U.S. Treasury securities. Each fund is designed to provide an investment experience that is similar to a direct investment in a zero-coupon investment.

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

Each fund is managed to mature in the year identified in its name; therefore, the funds' weighted average maturities are different. Funds with longer WEIGHTED AVERAGE MATURITIES have the most volatile share prices. For example, Target 2025 has the longest weighted average maturity, and its share price will fluctuate the most.

WHAT ARE ZERO-COUPON TREASURY SECURITIES?

U.S. Treasury bonds have a traditional design. Interest is paid periodically until maturity, when the principal is repaid. Zero-coupon Treasury securities, however, do not make any periodic interest payments. Instead, all of the interest and principal is paid when the securities mature.

Zero-coupon Treasury securities are created by separating a traditional Treasury bond's interest and principal parts. Each part can be used to create zero-coupon Treasury securities. These securities are created by financial institutions (like a dealer), the U.S. Treasury and other agencies of the federal government. The important characteristic is that the final maturity value of a zero-coupon Treasury security is supported by Treasury securities.

Zero-coupon Treasury securities are beneficial for investors who wish to invest for a fixed period of time at a selected rate. When an investor purchases a traditional bond, it is paid periodic interest at a predetermined rate. This interest payment must be reinvested elsewhere. However, the investor may not be able to reinvest this interest payment in an investment that has a return similar to a traditional bond. This is called reinvestment risk. Because zero-coupon securities do not pay interest periodically, there is no reinvestment risk.

HOW IS AN INVESTMENT IN THE FUNDS LIKE AN INVESTMENT IN ZERO-COUPON U.S. TREASURY SECURITIES?

If you invest in a fund, reinvest all distributions and hold your shares until the fund is liquidated, your investment experience will be similar to that of an investment in a zero-coupon U.S. Treasury security that matures at the end of the fund's maturity year. Each fund is managed to provide an investment return that does not differ substantially from the ANTICIPATED GROWTH RATE (AGR) and ANTICIPATED VALUE AT MATURITY (AVM) calculated on the day the shares were purchased.

[LEFT MARGIN CALLOUT]

WEIGHTED AVERAGE MATURITY is a measure of a fund's interest rate sensitivity. See "Weighted Average Maturity," page 7.

[image of hand pointing index finger] Because all of the interest and principal is paid when the securities mature, zero-coupon securities are bought and sold at prices below their face value.

A fund's ANTICIPATED GROWTH RATE is a calculation of the annualized rate of growth that an investor may expect from the purchase date to the fund's target maturity date.

The ANTICIPATED VALUE AT MATURITY is the calculated value of a fund's investment portfolio. It is based on the maturity values of the fund's zero-coupon Treasury securities.

[END LEFT MARGIN CALLOUT]


4  American Century Investments                                   1-800-345-3533


The advisor calculates each fund's AGR and AVM each business day. While many factors can influence each fund's daily AGR and AVM, they tend to fluctuate within narrow ranges. The following table shows how each fund's AVM has fluctuated in the last five years.

Anticipated Values at Maturity
                 9/30/94      9/30/95      9/30/96       9/30/97        9/30/98
--------------------------------------------------------------------------------
Target 2000      $100.86      $100.99      $101.10       $101.13        $101.78
--------------------------------------------------------------------------------
Target 2005      $100.58      $100.32      $100.71       $100.85        $101.53
--------------------------------------------------------------------------------
Target 2010      $101.38      $101.02      $102.53       $103.40        $104.85
--------------------------------------------------------------------------------
Target 2015      $107.95      $109.62      $110.11       $110.52        $112.63
--------------------------------------------------------------------------------
Target 2020      $102.11      $102.31      $103.60       $104.84        $106.96
--------------------------------------------------------------------------------
Target 2025        N/A          N/A        $109.24       $110.88        $112.23

WHAT HAPPENS WHEN A FUND REACHES ITS MATURITY YEAR?

* The fund managers may begin buying traditional Treasury securities consistent with a fund's investment objective and pending maturity.

* As a fund's zero-coupon Treasury securities mature, its proceeds will be invested in Treasury bills.

*  In January of the year following maturity, the fund will be liquidated.

WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUNDS?

The funds have different weighted average maturities. Because of this, the funds will respond differently to changes in interest rates. Funds with longer weighted average maturities are more sensitive to interest rate changes. When interest rates rise, the values of the funds usually fall, but the values of funds with longer weighted average maturities generally will fall farther. This interest rate sensitivity is greater in the funds than for traditional Treasury funds.

The funds' share values will fluctuate. In general, the funds that have higher potential income have a higher potential loss. If you sell your shares when their value is less than the price you paid, you will lose money.

While we recommend that shareholders hold their investment in the funds, we do not restrict your (or any other shareholders') ability to redeem shares. When a fund's shareholders redeem their shares before the target maturity year, unanticipated capital gains or losses may result. The fund will distribute these capital gains and losses to all shareholders.

The funds are designed to provide an investment that is similar to investing in a zero-coupon U.S. Treasury security that matures in the year identified in its name. The fund managers adhere to investment policies that are designed to ensure that this happens. However, precise forecasts of a fund's final maturity value and its yield to maturity are not possible.

[LEFT MARGIN CALLOUT]

[image of hand pointing index finger] This table is designed to show the narrow ranges in which each fund's AVMs vary. There is no guarantee that the funds' AVMs will fluctuate as little in the future.

[image of hand pointing index finger] The investment performance of the funds is designed to be similar to an investment in an equivalent zero-coupon U.S. Treasury security. However, an investment in the funds involves different risks.

[END LEFT MARGIN CALLOUT]


www.americancentury.com                          American Century Investments  5


FUND PERFORMANCE HISTORY

When the Advisor Class of a fund has investment results for a full calendar year, this section will feature charts that show

* Annual Total Returns

* Highest and Lowest Quarterly Returns

* Average Annual Returns, including a comparison of these returns to a benchmark index for the Advisor Class of each of the funds

In addition, investors can examine the performance of the funds' Investor Class of shares. This class has a total expense ratio that is 0.25% lower than the Advisor Class. If the Advisor Class had existed during the periods presented, its performance would have been lower because of the additional expense.

All past performance information is designed to help show you how fund returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

[LEFT MARGIN CALLOUT]

[image of hand pointing index finger] For current performance information, including yields, please call us at 1-800-345-3533.

[END LEFT MARGIN CALLOUT]


6  American Century Investments                                   1-800-345-3533


BASICS OF FIXED INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, which also is called a fixed income security, it is essentially lending money to the issuer of the security. Debt securities also are referred to as fixed income securities. Notes, bonds, commercial paper and Treasury bills are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the security may rise or fall based on many factors, including changes in interest rates, inflation and liquidity.

The fund managers decide which debt securities to buy and sell by

*determining which securities help a fund meet its maturity requirements

*identifying securities that do not satisfy a fund's credit quality requirements

*evaluating the current economic conditions and assessing the risk of inflation

*evaluating special features of the securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid (or refinanced) at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, the more sensitive it is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called WEIGHTED AVERAGE MATURITY. The following chart shows how a fund manager would calculate the weighted average maturity for a fund that owned only two debt securities.

                     Amount of        Percent of   Remaining        Weighted
                     Security Owned   Portfolio    Maturity         Maturity
--------------------------------------------------------------------------------
Debt Security A      $100,000         25%           1,000 days      250 days
--------------------------------------------------------------------------------
Debt Security B      $300,000         75%          10,000 days    7,500 days
--------------------------------------------------------------------------------
Weighted Average Maturity                                         7,750 days

TYPES OF RISK

The basic types of risk that the funds face are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. So when interest rates fall, the prices of most debt securities rise; when interest rates rise, prices fall. Because the funds invest primarily in debt securities, changes in interest rates will affect the funds' performance.

The degree to which interest rate changes affect the funds' performance varies and is related to the weighted average maturity of each fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true. This sensitivity to interest rate changes is called interest rate risk.

[LEFT MARGIN CALLOUT]

WEIGHTED AVERAGE MATURITY is a tool that the fund managers use to approximate the remaining maturity of a fund's investment portfolio.

[image of hand pointing index finger] The longer a fund's weighted average maturity, the more sensitive it is to changes in interest rates.

[END LEFT MARGIN CALLOUT]


www.americancentury.com                          American Century Investments  7


When interest rates change, longer maturity bonds experience a greater change in price. The following table shows the effect of a 1% increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity   Current Price   Price After 1% Increase    Change in Price
--------------------------------------------------------------------------------
1 year               $100.00         $99.06                           -0.94%
--------------------------------------------------------------------------------
3 years              $100.00         $97.38                           -2.62%
--------------------------------------------------------------------------------
10 years             $100.00         $93.20                           -6.80%
--------------------------------------------------------------------------------
30 years             $100.00         $88.69                          -11.31%

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result. A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial and economic conditions and be able to make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of nonpayment. A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

It's not as simple as buying the highest-rated debt securities. Higher credit ratings usually mean lower interest rates, so investors often purchase securities that aren't the highest rated to increase return. If a fund purchases lower-rated securities, it assumes additional credit risk.

The following chart shows the authorized credit quality ranges for the funds offered by this Prospectus.

-------------------------------------------
                  Quality
-------------------------------------------
        High Quality
-----------------------------
                         A-1          A-2         A-3
                         P-1          P-2         P-3
                         MIG-1        MIG-2       MIG-3
                         SP-1         SP-2        SP-3
                 AAA     AA     A     BBB    BB    B    CCC   CC    C    D
--------------------------------------------------------------------------------
Target 2000       X
--------------------------------------------------------------------------------
Target 2005       X
--------------------------------------------------------------------------------
Target 2010       X
--------------------------------------------------------------------------------
Target 2015       X
--------------------------------------------------------------------------------
Target 2020       X
--------------------------------------------------------------------------------
Target 2025       X
--------------------------------------------------------------------------------
------------------------------------------- ------------------------------------
         INVESTMENT GRADE                          NON-INVESTMENT GRADE
------------------------------------------- ------------------------------------

Strictly  speaking,  U.S.  Treasury  securities  are not "rated"  AAA.  However,
Treasury securities are backed by the full faith and credit of the United States, and are considered among the safest securities in the world. The rating on U.S. Treasury securities is, therefore, considered to be equivalent to AAA.

Liquidity Risk

Debt securities can become difficult to sell for a variety of reasons, such as lack of an active trading market. When a fund's investments become difficult to sell, it is said to have a problem with liquidity. The chance that a fund will have liquidity issues is called liquidity risk.

Inflation Risk

The safest investments usually have the lowest potential income and performance. During periods of high inflation, shorter-term fixed income investments typically perform better. This reflects the high short-term demand for money when inflation is high. The risk that your short-term performance will suffer during periods of high inflation is called inflation risk.

[LEFT MARGIN CALLOUT]

[image of hand pointing index finger]
Credit quality may be lower when the issuer has
   * a high debt level
   * a short operating history
   * a senior level of debt
   * a difficult, competitive environment

[image of hand pointing index finger] The Statement of Additional Information provides a detailed description of these securities ratings.

[END LEFT MARGIN CALLOUT]


8  American Century Investments                                 1-800-345-3533


A COMPARISON OF BASIC RISK FACTORS

The following chart depicts the basic risks of investing in the funds. It is designed to help you compare these funds with each other; it shouldn't be used to compare these funds with other mutual funds.

          Interest Rate Risk  Credit Risk(1)  Liquidity Risk(2)  Inflation Risk
--------------------------------------------------------------------------------
Target 2000   Lowest              Same            Same               Lowest
--------------------------------------------------------------------------------
Target 2005   Low                 Same            Same               Low
--------------------------------------------------------------------------------
Target 2010   Medium              Same            Same               Medium
--------------------------------------------------------------------------------
Target 2015   Medium              Same            Same               Medium
--------------------------------------------------------------------------------
Target 2020   High                Same            Same               High
--------------------------------------------------------------------------------
Target 2025   Highest             Same            Same               Highest

(1) Because the funds invest in zero-coupon Treasury securities, there is no difference in credit risk. The funds are considered among the safest securities in the world because Treasury securities are backed by the full faith and credit of the United States. The funds all feature low credit risk.

(2) The Treasury market is considered the most liquid in the world.


The funds engage in a variety of investment techniques as they pursue their investment objectives. Each technique has its own characteristics and may pose some level of risk to the funds. If you would like to learn more about these techniques, you should review the Statement of Additional Information before making an investment.


www.americancentury.com                          American Century Investments  9


MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Trustees does not manage the funds, it has hired an investment advisor to do so. More than two-thirds of the Trustees are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Advisor Class of shares of the funds. The rate of the management fee for a fund is determined on a class-by-class basis monthly using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees) and extraordinary expenses.

Management Fees Paid by the Funds to the Advisor as a Percentage of Average
Net Assets for the Most Recent Fiscal Year Ended September 30, 1998
--------------------------------------------------------------------------------
Target 2000                                                              0.34%
--------------------------------------------------------------------------------
Target 2005                                                              0.34%
--------------------------------------------------------------------------------
Target 2010                                                              0.34%
--------------------------------------------------------------------------------
Target 2015                                                              0.34%
--------------------------------------------------------------------------------
Target 2020                                                              0.34%
--------------------------------------------------------------------------------
Target 2025                                                              0.34%


10  American Century Investments                                  1-800-345-3533


THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. Teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team are identified below:

DAVID SCHROEDER

Mr. Schroeder, Vice President and Senior Portfolio Manager, has been a member of the team that manages the Target funds since joining American Century in July 1990. He has a bachelor of arts from Pomona College.

JEREMY FLETCHER

Mr. Fletcher, Associate Portfolio Manager, has been a member of the team that manages the Target funds since August 1997. He joined American Century in October 1991 as an Investor Services Representative. He has bachelor's degrees in economics and mathematics from Claremont McKenna College.

[LEFT MARGIN CALLOUT]

[image of hand pointing index finger]
CODE OF ETHICS
American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

[END LEFT MARGIN CALLOUT]


www.americancentury.com                         American Century Investments  11


FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  Statement  of  Additional
Information and the investment objectives of the funds may not be changed without a shareholder vote. The Board of Trustees may change any other policies and investment strategies.

YEAR 2000 ISSUES

Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the funds, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the funds' other major service providers.

Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the funds' business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the funds own could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the funds' performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.


12  American Century Investments                                  1-800-345-3533


INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS SHARES

The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*minimum investment requirements

*exchange policies

*fund choices

*cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statements of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform for their clients recordkeeping and administrative services that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the funds.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The funds have authorized those intermediaries to accept orders on the funds' behalf up to the time at which the net asset value is determined. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in good order by the intermediary on a fund's behalf.


[LEFT MARGIN CALLOUT]

[image of hand pointing index finger] Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

[END LEFT MARGIN CALLOUT]


www.americancentury.com                         American Century Investments  13


ABUSIVE TRADING PRACTICES

We do not permit market-timing or other abusive trading practices in our funds.

Excessive, short-term (market-timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds - up to seven days - or to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of cash. If we make payment in securities, we will value the securities, selected by the fund, in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.


14  American Century Investments                                  1-800-345-3533


SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE of the funds as of ONE HOUR BEFORE the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) each day the Exchange is open. On days when the Exchange is not open, we do not calculate the net asset value. The net asset value of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current prices of securities owned by a fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the funds' Board of Trustees.

We will price your purchase, exchange or redemption at the net asset value next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities. Each fund generally pays distributions from net income and capital gains, if any, once a year in December. A fund may make more frequent distributions, if necessary, to comply with Internal Revenue code provisions.

You will participate in fund distributions, when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.

REVERSE SHARE SPLITS

When a fund pays its distributions, the Board also declares a reverse share split for each fund that exactly offsets the per-share amount of the distribution. If you reinvest your dividends, this reverse share split means that you will hold exactly the same number of shares after a dividend as you did before. This reverse share split makes changes in the funds' share prices behave like changes in the values of zero-coupon securities.

FUND LIQUIDATION

During a fund's target maturity year, you will be asked how you want your shares liquidated. You can choose one of the following

* cash

* shares of another American Century mutual fund

If you do not tell us by December 31 of the target year how you want your shares liquidated, your money will be exchanged for shares of Capital Preservation, an American Century Treasury money market fund.

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The NET ASSET VALUE of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.

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www.americancentury.com                        American Century Investments  15


TAXES

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred account, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

Complex tax rules govern employer-sponsored retirement and savings plans. If you elect to participate in your employer's plan, consult your plan administrator, your summary plan description or a professional tax advisor regarding the tax consequences of participation in, contributions to, and withdrawals or distributions from the plan.

TAXABLE ACCOUNTS

Fund dividends and distributions are taxable to most investors. The tax status of any distribution is not affected by how long you have been in the fund or whether you reinvest your distributions or take them as income. In general, distributions are taxable at the federal level as follows:

Type of distribution        Tax rate for 15% bracket    Tax rate for 28% bracket
                                                        or above
--------------------------------------------------------------------------------
Income                      Ordinary income rate        Ordinary income rate
Short-term capital gains    Ordinary income rate        Ordinary income rate
Long-term capital gains     10%                         20%


American Century will detail the tax status of fund distributions for each calendar year in an annual tax statement.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.

The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares held less than or equal to 12 months. Long-term capital gains are gains on fund shares held for more than 12 months.


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[image of hand pointing index finger]
BUYING A DIVIDEND
Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

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16  American Century Investments                                 1-800-345-3533


MULTIPLE CLASS INFORMATION

American Century may offer up to two classes of the funds: Investor Class and Advisor Class. The shares offered by this Prospectus are Advisor Class shares and are offered primarily to institutional investors, through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies.

American Century offers another class of shares that has no up-front or deferred charges, commissions, or 12b-1 fees. The other class has different fees, expenses, and/or minimum investment requirements than the Advisor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other class of shares not offered by this Prospectus, call us at 1-800-345-3533 or contact a sales representative or financial intermediary who offers that class of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; and (d) each class may have different exchange privileges.

SERVICE AND DISTRIBUTION FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay out of fund assets certain expenses associated with the distribution of their shares. The funds' Advisor Class shares have a 12b-1 Plan. Under the Plan, the funds pay an annual fee of 0.50% of fund assets, half for certain shareholder and administrative services and half for distribution services. The advisor, as paying agent for the funds, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make such shares available. Because these fees are paid out of the funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see "Multiple Class Structure --
Master Distribution and Shareholder Services Plan" in the Statement of Additional Information.


www.americancentury.com                         American Century Investments  17


FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next pages itemize what contributed to the changes in share price during the period.

On a per-share basis, each table includes as appropriate

* share price at the beginning of the period

* investment income and capital gains or losses

* distributions of income and capital gains paid to shareholders

* reverse share split

* share price at the end of the period

Each table also includes some key statistics for the period as appropriate

* Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions

* Expense Ratio--operating expenses as a percentage of average net assets

* Net Income Ratio--net investment income as a percentage of average net assets

* Portfolio Turnover--the percentage of the fund's buying and selling activity

The Financial Highlights for the fiscal year ended September 30, 1998, have been audited by PricewaterhouseCoopers LLP, independent accountants. Their report is included in the funds' annual report, which is incorporated by reference into the Statement of Additional Information, and is available upon request. Prior years' information was audited by other independent auditors, whose report also is incorporated by reference into the Statement of Additional Information.


18  American Century Investments                                 1-800-345-3533


TARGET 2000

ADVISOR CLASS

For a Share Outstanding Throughout the Period Indicated

PER-SHARE DATA
                                                                     1998(1)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period .............................  $  91.41
                                                                    --------
Income From Investment Operations
    Net Investment Income(2) .....................................  $   0.54
    Net Realized and Unrealized Gain on Investment Transactions ..  $   1.81
                                                                    --------
    Total From Investment Operations .............................  $   2.35
                                                                    --------

Net Asset Value, End of Period ...................................  $  93.76
                                                                    --------

Total Return(3) ..................................................      2.57%

RATIOS/SUPPLEMENTAL DATA

                                                                        1998(1)
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets ................      0.84%(4)
Ratio of Net Investment Income to Average Net Assets .............      5.06%(4)
Portfolio Turnover Rate ..........................................        82%
Net Assets, End of Period (in thousands) .........................  $     64

(1) August 20, 1998 (commencement of sale) through September 30, 1998.

(2) Computed using average shares outstanding throughout the period.

(3) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any. Total return is not annualized.

(4) Annualized.


www.americancentury.com                        American Century Investments  19


TARGET 2005

ADVISOR CLASS

For a Share Outstanding Throughout the Period Indicated

PER-SHARE DATA

                                                                        1998(1)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period .............................  $  70.91
                                                                    --------
Income From Investment Operations
    Net Investment Income(2) .....................................  $   0.58
    Net Realized and Unrealized Gain on Investment Transactions ..  $   5.20
                                                                    --------
    Total From Investment Operations .............................  $   5.78
                                                                    --------
Net Asset Value, End of Period ...................................  $  76.69
                                                                    --------
Total Return(3) ..................................................      8.15%

RATIOS/SUPPLEMENTAL DATA
                                                                        1998(1)
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets ................      0.84%(4)
Ratio of Net Investment Income to Average Net Assets .............      4.87%(4)
Portfolio Turnover Rate ..........................................        35%
Net Assets, End of Period (in thousands) .........................  $    100

(1) August 3, 1998 (commencement of sale) through September 30, 1998.

(2) Computed using average shares outstanding throughout the period.

(3) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any. Total return is not annualized.

(4) Annualized.


20  American Century Investments                                 1-800-345-3533


TARGET 2025

ADVISOR CLASS

For a Share Outstanding Throughout the Period Indicated

PER-SHARE DATA
                                                                        1998(1)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period .............................  $  27.27
                                                                    --------
Income From Investment Operations
    Net Investment Income(2) .....................................  $   0.41
    Net Realized and Unrealized Gain on Investment Transactions ..  $   3.96
                                                                    --------
    Total From Investment Operations .............................  $   4.37
                                                                    --------
Net Asset Value, End of Period ...................................  $  31.64
                                                                    --------

Total Return(3) ..................................................     16.02%

RATIOS/SUPPLEMENTAL DATA
                                                                        1998(1)
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets ................      0.84%(4)
Ratio of Net Investment Income to Average Net Assets .............      4.37%(4)
Portfolio Turnover Rate ..........................................        52%
Net Assets, End of Period (in thousands) .........................  $     89

(1) June 1, 1998 (commencement of sale) through September 30, 1998.

(2) Computed using average shares outstanding throughout the period.

(3) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any. Total return is not annualized.

(4) Annualized.


www.americancentury.com                         American Century Investments  21


PERFORMANCE INFORMATION OF OTHER CLASS

The following financial information is provided to show the performance of the funds' original class of shares. This class, the Investor Class, has a total expense ratio that is 0.25% lower than the Advisor Class. If the Advisor Class had existed during the periods presented, its performance would have been lower because of the additional expense.

The tables on the next pages itemize what contributed to the changes in share price during the period. They also show changes in share price for this period in comparison to changes over the last five fiscal years (or less, if the share class is not five years old).

On a per-share basis, each table includes as appropriate

* share price at the beginning of the period

* investment income and capital gains or losses

* distributions of income and capital gains paid to shareholders

* reverse share split

* share price at the end of the period

Each table also includes some key statistics for the period as appropriate

* Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions

* Expense Ratio--operating expenses as a percentage of average net assets

* Net Income Ratio--net investment income as a percentage of average net assets

* Portfolio Turnover--the percentage of the fund's buying and selling activity

The following Financial Highlights for the fiscal year ended September 30, 1998, have been audited by PricewaterhouseCoopers LLP, independent accountants. Their report is included in the funds' annual report, which is incorporated by reference into the Statement of Additional Information, and is available upon request. Prior years' information was audited by other independent auditors, whose report is also incorporated by reference into the Statement of Additional Information.


22  American Century Investments                                  1-800-345-3533


TARGET 2000

INVESTOR CLASS

For a Share Outstanding Throughout the Years Ended September 30

PER-SHARE DATA
                                                   1998          1997          1996          1995          1994
_________________________________________________________________________________________________________________
Net Asset Value, Beginning of Year ........ $     86.05   $     79.95   $     76.86   $     66.93   $     72.40
                                            -----------   -----------   -----------   -----------   -----------
Income From Investment Operations

      Net Investment Income(1) ............ $      5.13   $      5.10   $      4.75   $      4.37   $      3.99

      Net Realized and
      Unrealized Gain (Loss)
      on Investment Transactions .......... $      2.60   $      1.00   $     (1.66)  $      5.56   $     (9.46)
                                            -----------   -----------   -----------   -----------   -----------
      Total From Investment Operations .... $      7.73   $      6.10   $      3.09   $      9.93   $     (5.47)
                                            -----------   -----------   -----------   -----------   -----------
Distributions(2)
      From Net Investment Income .......... $     (5.64)  $     (5.20)  $     (3.94)  $     (3.42)  $     (3.25)
      From Net Realized Gains .............        --            --            --            --     $     (2.95)
      In Excess of Net Realized Gains .....        --            --            --            --     $     (1.20)
                                            -----------   -----------   -----------   -----------   -----------
      Total Distributions ................. $     (5.64)  $     (5.20)  $     (3.94)  $     (3.42)  $     (7.40)
                                            -----------   -----------   -----------   -----------   -----------
Reverse Share Split ....................... $      5.64   $      5.20   $      3.94   $      3.42   $      7.40
                                            -----------   -----------   -----------   -----------   -----------

Net Asset Value, End of Year .............. $     93.78   $     86.05   $     79.95   $     76.86   $     66.93
                                            -----------   -----------   -----------   -----------   -----------

Total Return(3) ...........................        8.97%         7.64%         4.01%        14.84%        (7.54)%

RATIOS/SUPPLEMENTAL DATA
                                                   1998          1997          1996          1995          1994
_________________________________________________________________________________________________________________
Ratio of Operating Expenses to
Average Net Assets ........................        0.59%         0.56%         0.53%         0.63%         0.59%

Ratio of Net Investment Income to
Average Net Assets ........................        5.75%         6.14%         5.99%         6.13%         5.74%

Portfolio Turnover Rate ...................          82%           10%           29%           53%           89%

Net Assets, End of Year
(in thousands) ............................ $   237,525   $   248,377   $   267,757   $   294,736   $   243,895

(1) Computed using average shares outstanding throughout the year.

(2) For years ended prior to September 30, 1997, distributions were calculated using average shares outstanding during the year. Distributions indicated for those years will be different than the actual per-share distributions to shareholders.

(3) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any.


www.americancentury.com                      American Century Investments     23

TARGET 2005

INVESTOR CLASS

For a Share Outstanding Throughout the Years Ended September 30

PER-SHARE DATA

                                                   1998          1997          1996          1995          1994
_________________________________________________________________________________________________________________
Net Asset Value, Beginning of Year ........ $     64.54   $     57.83   $     56.61   $     45.22   $     51.84
                                            -----------   -----------   -----------   -----------   -----------
Income From Investment Operations

      Net Investment Income(1) ............ $      3.84   $      3.74   $      3.50   $      3.33   $      3.11

      Net Realized and
      Unrealized Gain (Loss)
      on Investment Transactions .......... $      8.34   $      2.97   $     (2.28)  $      8.06   $     (9.73)
                                            -----------   -----------   -----------   -----------   -----------
      Total From Investment Operations .... $     12.18   $      6.71   $      1.22   $     11.39   $     (6.62)
                                            -----------   -----------   -----------   -----------   -----------

Distributions(2)
      From Net Investment Income .......... $     (3.61)  $     (3.61)  $     (2.06)  $     (2.41)  $     (2.70)

      From Net Realized Gains ............. $     (0.27)  $     (0.44)  $     (0.58)  $     (0.67)  $     (8.47)
                                            -----------   -----------   -----------   -----------   -----------
      Total Distributions ................. $     (3.88)  $     (4.05)  $     (2.64)  $     (3.08)  $    (11.17)
                                            -----------   -----------   -----------   -----------   -----------
Reverse Share Split ....................... $      3.88   $      4.05   $      2.64   $      3.08   $     11.17
                                            -----------   -----------   -----------   -----------   -----------
Net Asset Value, End of Year .............. $     76.72   $     64.54   $     57.83   $     56.61   $     45.22
                                            -----------   -----------   -----------   -----------   -----------
Total Return(3) ...........................       18.87%        11.60%         2.15%        25.16%       (12.75)%

RATIOS/SUPPLEMENTAL DATA
                                                   1998          1997          1996          1995          1994
_________________________________________________________________________________________________________________
Ratio of Operating Expenses to
Average Net Assets ........................        0.59%         0.57%         0.58%         0.71%         0.64%

Ratio of Net Investment Income to
Average Net Assets ........................        5.53%         6.15%         6.05%         6.58%         6.37%

Portfolio Turnover Rate ...................          35%           15%           31%           34%           68%

Net Assets, End of Year
(in thousands) ............................ $   533,986   $   281,677   $   238,864   $   183,452   $    96,207


(1) Computed using average shares outstanding throughout the year.

(2) For years ended prior to September 30, 1997, distributions were calculated using average shares outstanding during the year. Distributions indicated for those years will be different than the actual per-share distributions to shareholders.

(3) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any.


24  American Century Investments                                 1-800-345-3533


TARGET 2010

INVESTOR CLASS

For a Share Outstanding Throughout the Years Ended September 30

PER-SHARE DATA

                                                   1998          1997          1996          1995          1994
_________________________________________________________________________________________________________________
Net Asset Value, Beginning of Year ........ $     49.16   $     42.47   $     42.14   $     31.67   $     38.13
                                            -----------   -----------   -----------   -----------   -----------
Income From Investment Operations

      Net Investment Income(1) ............ $      2.94   $      2.79   $      2.58   $      2.41   $      2.24

      Net Realized and
      Unrealized Gain (Loss)
      on Investment Transactions .......... $      9.88   $      3.90   $     (2.25)  $      8.06   $     (8.70)
                                            -----------   -----------   -----------   -----------   -----------
      Total From Investment Operations .... $     12.82   $      6.69   $      0.33   $     10.47   $     (6.46)
                                            -----------   -----------   -----------   -----------   -----------

Distributions(2)
      From Net Investment Income .......... $     (2.46)  $     (2.82)  $     (1.57)  $     (1.48)  $     (1.46)

      From Net Realized Gains ............. $     (0.29)  $     (1.17)         --     $     (0.48)  $     (4.31)
                                            -----------   -----------   -----------   -----------   -----------
      Total Distributions ................. $     (2.75)  $     (3.99)  $     (1.57)  $     (1.96)  $     (5.77)
                                            -----------   -----------   -----------   -----------   -----------
Reverse Share Split ....................... $      2.75   $      3.99   $      1.57   $      1.96   $      5.77
                                            -----------   -----------   -----------   -----------   -----------
Net Asset Value, End of Year .............. $     61.98   $     49.16   $     42.47   $     42.14   $     31.67
                                            -----------   -----------   -----------   -----------   -----------

Total Return(3) ...........................       26.08%        15.75%         0.78%        33.06%       (16.92)%

RATIOS/SUPPLEMENTAL DATA
                                                   1998          1997          1996          1995          1994
_________________________________________________________________________________________________________________
Ratio of Operating Expenses to
Average Net Assets ........................        0.59%         0.62%         0.67%         0.71%         0.68%

Ratio of Net Investment Income to
Average Net Assets ........................        5.39%         6.15%         5.98%         6.56%         6.35%

Portfolio Turnover Rate ...................          34%           26%           24%           26%           35%

Net Assets, End of Year
(in thousands) ............................ $   283,828   $   124,812   $   111,117   $    95,057   $    46,312


(1) Computed using average shares outstanding throughout the year.

(2) For years ended prior to September 30, 1997, distributions were calculated using average shares outstanding during the year. Distributions indicated for those years will be different than the actual per-share distributions to shareholders.

(3) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any.


www.americancentury.com                      American Century Investments    25


TARGET 2015

INVESTOR CLASS

For a Share Outstanding Throughout the Years Ended September 30

PER-SHARE DATA

                                                   1998          1997          1996          1995          1994
_________________________________________________________________________________________________________________
Net Asset Value, Beginning of Year ........ $     38.34   $     31.96   $     32.20   $     22.79   $     29.04

Income From Investment Operations

      Net Investment Income(1) ............ $      2.17   $      2.00   $      1.85   $      1.71   $      1.57

      Net Realized and
      Unrealized Gain (Loss)
      on Investment Transactions .......... $      9.36   $      4.38   $     (2.09)  $      7.70   $     (7.82)
                                            -----------   -----------   -----------   -----------   -----------
      Total From Investment Operations .... $     11.53   $      6.38   $     (0.24)  $      9.41   $     (6.25)
                                            -----------   -----------   -----------   -----------   -----------
Distributions(2)
      From Net Investment Income .......... $     (2.11)  $     (2.05)  $     (1.28)  $     (0.87)  $     (1.19)

      From Net Realized Gains ............. $     (1.40)  $     (0.34)  $     (1.61)         --     $     (7.08)

      In Excess of Net Realized Gains .....        --            --            --            --     $     (0.37)
                                            -----------   -----------   -----------   -----------   -----------
      Total Distributions ................. $     (3.51)  $     (2.39)  $     (2.89)  $     (0.87)  $     (8.64)
                                            -----------   -----------   -----------   -----------   -----------
Reverse Share Split ....................... $      3.51   $      2.39   $      2.89   $      0.87   $      8.64
                                            -----------   -----------   -----------   -----------   -----------
Net Asset Value, End of Year .............. $     49.87   $     38.34   $     31.96   $     32.20   $     22.79
                                            -----------   -----------   -----------   -----------   -----------
Total Return(3) ...........................       30.07%        19.96%        (0.74)%       41.29%       (21.52)%

RATIOS/SUPPLEMENTAL DATA
                                                   1998          1997          1996          1995          1994
_________________________________________________________________________________________________________________
Ratio of Operating Expenses to
Average Net Assets ........................        0.59%         0.61%         0.65%         0.71%         0.68%

Ratio of Net Investment Income to
Average Net Assets ........................        4.96%         5.79%         5.63%         6.40%         5.97%

Portfolio Turnover Rate ...................          31%           21%           17%           70%           65%

Net Assets, End of Year
(in thousands) ............................ $   170,081   $   114,900   $   115,654   $   114,647   $    66,073

(1) Computed using average shares outstanding throughout the year.

(2) For years ended prior to September 30, 1997, distributions were calculated using average shares outstanding during the year. Distributions indicated for those years will be different than the actual per-share distributions to shareholders.

(3) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any.


26  American Century Investments                                 1-800-345-3533


TARGET 2020

INVESTOR CLASS

For a Share Outstanding Throughout the Years Ended September 30

PER-SHARE DATA

                                                   1998          1997          1996          1995          1994
_________________________________________________________________________________________________________________
Net Asset Value, Beginning of Year ........ $     27.17   $     22.00   $     22.47   $     15.28   $     20.72
                                            -----------   -----------   -----------   -----------   -----------
Income From Investment Operations

      Net Investment Income(1) ............ $      1.53   $      1.51   $      1.41   $      1.19   $      1.13

      Net Realized and
      Unrealized Gain (Loss)
      on Investment Transactions .......... $      8.25   $      3.66   $     (1.88)  $      6.00   $     (6.57)
                                            -----------   -----------   -----------   -----------   -----------
      Total From Investment Operations .... $      9.78   $      5.17   $     (0.47)  $      7.19   $     (5.44)
                                            -----------   -----------   -----------   -----------   -----------

Distributions(2)

      From Net Investment Income .......... $     (2.35)  $     (1.45)  $     (0.40)  $     (0.21)  $     (0.28)

      From Net Realized Gains ............. $     (2.19)         --     $     (0.04)         --     $     (1.31)

      In Excess of Net Realized Gains .....        --            --            --            --     $     (1.18)
                                            -----------   -----------   -----------   -----------   -----------

      Total Distributions ................. $     (4.54)  $     (1.45)  $     (0.44)  $     (0.21)  $     (2.77)
                                            -----------   -----------   -----------   -----------   -----------
Reverse Share Split ....................... $      4.54   $      1.45   $      0.44   $      0.21   $      2.77
                                            -----------   -----------   -----------   -----------   -----------
Net Asset Value, End of Year .............. $     36.95   $     27.17   $     22.00   $     22.47   $     15.28
                                            -----------   -----------   -----------   -----------   -----------
Total Return(3) ...........................       36.00%        23.50%        (2.09)%       47.05%       (26.25)%

RATIOS/SUPPLEMENTAL DATA
                                                   1998          1997          1996          1995          1994
_________________________________________________________________________________________________________________
Ratio of Operating Expenses to
Average Net Assets ........................        0.59%         0.53%         0.61%         0.72%         0.70%

Ratio of Net Investment Income to
Average Net Assets ........................        4.83%         6.29%         6.25%         6.24%         6.28%

Portfolio Turnover Rate ...................          18%           14%           47%           78%          116%

Net Assets, End of Year
(in thousands) ............................ $   486,052   $   553,551   $   926,319   $   574,702   $    58,535

(1) Computed using average shares outstanding throughout the year.

(2) For years ended prior to September 30, 1997, distributions were calculated using average shares outstanding during the year. Distributions indicated for those years will be different than the actual per-share distributions to shareholders.

(3) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any.


www.americancentury.com                   American Century Investments        27


TARGET 2025

INVESTOR CLASS

For a Share Outstanding Throughout the Years Ended September 30 (except as noted)

PER-SHARE DATA

                                                               1998          1997         1996(1)
______________________________________________________________________________________________________
Net Asset Value, Beginning of Period .................. $     22.27   $     17.91     $     19.85
                                                        -----------   -----------     -----------
Income From Investment Operations

      Net Investment Income(2) ........................ $      1.33   $      1.21     $      0.72

      Net Realized and
      Unrealized Gain (Loss)
      on Investment Transactions ...................... $      8.07   $      3.15     $     (2.66)
                                                        -----------   -----------     -----------
      Total From Investment Operations ................ $      9.40   $      4.36     $     (1.94)
                                                        -----------   -----------     -----------
Distributions
      From Net Investment Income ...................... $     (0.70)  $     (0.72)           --

      From Net Realized Gains ......................... $     (0.05)         --              --
                                                        -----------   -----------     -----------
      Total Distributions ............................. $     (0.75)  $     (0.72)           --
                                                        -----------   -----------     -----------
Reverse Share Split ................................... $      0.75   $      0.72            --
                                                        -----------   -----------     -----------
Net Asset Value, End of Period ........................ $     31.67   $     22.27     $     17.91
                                                        -----------   -----------     -----------
Total Return(3) .......................................       42.21%        24.34%          (9.77)%

RATIOS/SUPPLEMENTAL DATA
                                                               1998          1997         1996(1)
________________________________________________________________________________________________________

Ratio of Operating Expenses to Average Net Assets .....        0.59%         0.62%           0.67%(4)

Ratio of Net Investment Income to Average Net Assets ..        4.94%         6.14%           6.57%(4)

Portfolio Turnover Rate ...............................          52%           58%             61%

Net Assets, End of Period (in thousands) .............. $   356,122   $    73,821     $    35,661

(1) February 15, 1996 (inception) through September 30, 1996.

(2) Computed using average shares outstanding throughout the period.

(3) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions,  if any. Total returns for periods less than one year are not annualized.

(4) Annualized.

28  American Century Investments                                 1-800-345-3533


NOTES


www.americancentury.com                        American Century Investments  29


MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

These reports contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You also can get information about the funds (including the SAI) from the Securities and Exchange Commission (SEC).

* In person                SEC Public Reference Room
                           Washington, D.C.
                           Call 1-800-SEC-0330 for location and hours.

* On the Internet          www.sec.gov

* By mail                  SEC Public Reference Section
                           Washington, D.C. 20549-6009
                           (The SEC will charge a fee for copying
                           the documents.)

Investment Company Act File No. 811-4165

                         [american century logo(reg.sm)]
                                    American
                                     Century

                          AMERICAN CENTURY INVESTMENTS
                                 P.O. Box 419200
                        Kansas City, Missouri 64141-6385

                         1-800-345-2021 or 816-531-5575

9902
SH-PRS-15895

AMERICAN CENTURY

Statement of
Additional Information

Target 2000 Fund
Target 2005 Fund
Target 2010 Fund
Target 2015 Fund
Target 2020 Fund
Target 2025 Fund

FEBRUARY 1, 1999
Revised March 17, 1999

THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE DISCUSSION IN THE FUNDS' PROSPECTUS, DATED FEBRUARY 1, 1999, AND REVISED March 17, 1999, BUT IS NOT A PROSPECTUS. IF YOU WOULD LIKE A COPY OF THE PROSPECTUS, PLEASE CONTACT US AT ONE OF THE ADDRESSES OR TELEPHONE NUMBERS LISTED ON THE BACK COVER OR VISIT AMERICAN CENTURY'S WEB SITE AT WWW.AMERICANCENTURY.COM.

THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE CERTAIN INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS, WHICH ARE DELIVERED TO ALL SHAREHOLDERS. YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL OR SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

Distributed by  Funds Distributor, Inc.

                                                 [american century logo(reg.sm)]
                                                                        American
                                                                         Century


                       STATEMENT OF ADDITIONAL INFORMATION

                                FEBRUARY 1, 1999
                             Revised March 17, 1999

TABLE OF CONTENTS

The Funds' History ........................................................    2
Fund Investment Guidelines ................................................    2
Detailed Information About the Funds ......................................    2
    Investment Strategies and Risks .......................................    2
    Coupon-Bearing U.S. Treasury Securities ...............................    5
    Cash Management .......................................................    5
    Loans of Portfolio Securities .........................................    5
    Investment Policies ...................................................    6
    Temporary Defensive Measures ..........................................    7
    Portfolio Turnover ....................................................    7
Management ................................................................    8
    The Board of Trustees .................................................    8
    Officers ..............................................................   10
The Funds' Principal Shareholders .........................................   12
Service Providers .........................................................   12
    Investment Advisor ....................................................   12
    Distributor ...........................................................   14
    Transfer Agent and Administrator ......................................   14
Other Service Providers ...................................................   15
    Custodian Banks .......................................................   15
    Independent Accountants ...............................................   15
Brokerage Allocation ......................................................   15
Information About Fund Shares .............................................   15
    Fund Liquidations .....................................................   16
    Multiple Class Structure ..............................................   16
    Rule 12b-1 ............................................................   16
    Master Distribution and Shareholder Services Plan .....................   17
    Buying and Selling Fund Shares ........................................   18
    Valuation of a Fund's Securities ......................................   18
Taxes .....................................................................   18
    Federal Income Tax ....................................................   18
How Fund Performance Information Is Calculated ............................   19
Financial Statements ......................................................   21
Explanation of Fixed Income Securities Ratings ............................   21


Statement of Additional Information                                            1


THE FUNDS' HISTORY

    American Century Target Maturities Trust is a registered open-end management investment company that was organized as a Massachusetts business trust on March 25, 1985. The Trust was known as Benham Target Maturities Trust until January 1997. Throughout this Statement of Additional Information we refer to American Century Target Maturities Trust as the Trust.

    Each fund described in this Statement of Additional Information is a separate series of the Trust and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, tax identification and stock registration number.

FUND INVESTMENT GUIDELINES

    This section explains the extent to which the funds' advisor, American Century Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, "Investment Strategies and Risks," which begins on this page. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussion contained in the Prospectus.

    Each fund is a diversified open-end investment company as defined in the Investment Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer.

    To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year (1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and (2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

DETAILED INFORMATION ABOUT THE FUNDS

INVESTMENT STRATEGIES AND RISKS

    This section describes various investment vehicles and strategies that the fund managers can use in managing a fund's assets. It also details the risks associated with each, because each technique contributes to a fund's overall risk profile.

ZERO-COUPON SECURITIES

    Zero-coupon U.S. Treasury securities (or zeros) are the unmatured interest coupons and underlying principal portions of U.S. Treasury bonds. Originally, these securities were created by broker-dealers who bought Treasury bonds and deposited these securities with a custodian bank. The broker-dealers then sold receipts representing ownership interests in the coupons or principal portions of the bonds. Some examples of zero-coupon securities sold through custodial receipt programs are CATS (Certificates of Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts) and generic TRs (Treasury Receipts)

    The U.S. Treasury subsequently introduced a program called Separate Trading of Registered Interest and Principal of Securities (STRIPS), through which it exchanges eligible securities for their component parts and then allows the component parts to trade in book-entry form. (Book-entry trading eliminates the bank credit risks associated with broker-dealer-sponsored custodial receipt

Fund-Class       Inception Date    Ticker Symbol  Inception Date   Ticker Symbol
                (Investor Class) (Investor Class) (Advisor Class) (Advisor Class)

--------------------------------------------------------------------------------
Target 2000 Fund   03/25/1985         BTMTX         08/20/1998        N/A
--------------------------------------------------------------------------------
Target 2005 Fund   03/25/1985         BTFIX         08/03/1998        N/A
--------------------------------------------------------------------------------
Target 2010 Fund   03/25/1985         BTTNX             N/A           N/A
--------------------------------------------------------------------------------
Target 2015 Fund   09/01/1986         BTFTX             N/A           N/A
--------------------------------------------------------------------------------
Target 2020 Fund   12/29/1989         BTTTX             N/A           N/A
--------------------------------------------------------------------------------
Target 2025 Fund   02/15/1996         BTTRX         06/01/1998        N/A


2                                                   American Century Investments


programs.) STRIPS are direct obligations of the U.S. government and have the same credit risks as other U.S. Treasury securities.

    The Resolution Funding Corporation (REFCORP) issues bonds whose interest payments are guaranteed by the U.S. Treasury and whose principal amounts are secured by zero-coupon U.S. Treasury securities held in a separate custodial account at the Federal Reserve Bank of New York. The principal amount and maturity date of REFCORP bonds are the same as the par amount and maturity date of the corresponding zeros; upon maturity, REFCORP bonds are repaid from the proceeds of the zeros. REFCORP zeros are the unmatured coupons and principal portions of Resolution Funding Corporation bonds. The U.S. government and its agencies may issue securities in zero-coupon form. These securities are referred to as original issue zero-coupon securities.

MANAGING TO THE TARGET YEAR

ANTICIPATED VALUE AT MATURITY

    The maturity values of zero-coupon bonds are specified at the time the bonds are issued, and this feature, combined with the ability to calculate yield to maturity, has made these instruments popular investment vehicles for investors seeking reliable investments to meet long-term financial goals.

    To provide a comparable investment opportunity while allowing investors the flexibility to purchase or redeem shares each day the Trust is open for business, each fund consists primarily of zero-coupon bonds but is actively managed to accommodate shareholder activity and to take advantage of perceived market opportunities. Because of this active management approach, the fund advisor does not guarantee that a certain price per share will be attained by the time a fund is liquidated. Instead, the fund managers attempt to track the price behavior of a directly held zero-coupon bond by:

    (1) Maintaining a weighted average maturity within the fund's target maturity year;

    (2) Investing at least 90% of assets in securities that mature within one year of the fund's target maturity year;

    (3) Investing a substantial portion of assets in Treasury STRIPS (the most liquid Treasury zero);

    (4) Under normal conditions, maintaining a cash balance of less than 1%;

    (5) Executing   portfolio   transactions   necessary  to   accommodate   net
        shareholder purchases or redemptions on a daily basis; and

    (6) Whenever feasible, contacting several U.S. government securities dealers for each intended transaction in an effort to obtain the best price on each transaction.

    These measures enable the fund managers to calculate an anticipated value at maturity (AVM) for each fund that approximates the price per share the fund will achieve by its weighted average maturity date. The AVM calculation is as follows:

                        AVM = P(1+AGR)(2t)
                                -----
                                  2

where P = the fund's current price per share, T = the fund's weighted average term to maturity in years, and AGR = the anticipated growth rate.

    This calculation assumes that the shareholder will reinvest all dividend and capital gain distributions (if any). It also assumes an expense ratio and a portfolio composition that remain constant for the life of the fund. Because fund expenses and composition do not remain constant, however, the fund managers calculate AVM for each fund each day the Trust is open for business.

    In addition to the measures described above, which the advisor believes are adequate to ensure close correspondence between the price behavior of each fund and the price behavior of directly held zero-coupon bonds with comparable maturities, the Trust has made an undertaking to the staff of the Securities and Exchange Commission (SEC) that each fund will invest at least 90% of its net assets in zero-coupon bonds until it is within four years of its target maturity year and at least 80% of its net assets in zero-coupon securities while the fund is within two to four years of its target maturity year. This undertaking may be revoked if the market supply of zero-coupon securities diminishes unexpectedly, although it will not be revoked without prior consultation with the SEC staff. In addition, the advisor has undertaken that any coupon-bearing bond purchased on behalf of a fund will have a duration that falls within the fund's target maturity year.


Statement of Additional Information                                            3


ANTICIPATED GROWTH RATE

    The fund managers also calculate an anticipated growth rate (AGR) for each fund each day the Trust is open for business. AGR is a calculation of the annualized rate of growth an investor may expect from his or her purchase date to the fund's target maturity date. As is the case with calculations of AVM, the AGR calculation assumes that the investor will reinvest all dividends and capital gain distributions (if any) and that the fund's expense ratio and portfolio composition will remain constant. Each fund's AGR changes from day to day primarily because of changes in interest rates and, to a lesser extent, to changes in portfolio composition and other factors that affect the value of the fund's investments.

    The advisor expects that shareholders who hold their shares until a fund's weighted average maturity date and who reinvest all dividends and capital gain distributions (if any), will realize an investment return and maturity value that do not differ substantially from the AGR and AVM calculated on the day his or her shares were purchased.

    The following table illustrates investor experience with Target 1990, a series of the Trust that was first offered on March 25, 1985, and that was liquidated on January 25, 1991. This table is not indicative of the future performance of the existing funds.

    Calculations in the table may not reconcile precisely due to rounding to two decimal points of share price, AGR and weighted average maturity.

Date         Share Price (P)   AGR      Weighted Average Maturity (T)    AVM
--------------------------------------------------------------------------------
April 1985      $ 56.03       10.58               5.64                 $100.25
June            $ 60.62        9.68               5.42                 $101.17
September       $ 62.72        9.44               5.08                 $100.23
December        $ 67.75        8.26               4.95                 $101.15
--------------------------------------------------------------------------------
March 1986      $ 73.60        6.86               4.69                 $100.98
June            $ 74.80        6.83               4.38                 $100.38
September       $ 76.82        6.59               4.16                 $100.63
December        $ 79.01        6.27               3.86                 $100.26
--------------------------------------------------------------------------------
March 1987      $ 79.88        6.34               3.59                 $ 99.93
June            $ 79.01        7.21               3.27                 $ 99.63
September       $ 77.28        8.57               3.14                 $100.62
December        $ 81.02        7.52               2.76                 $ 99.33
--------------------------------------------------------------------------------
March 1988      $ 83.61        6.98               2.51                 $ 99.33
June            $ 83.97        6.55               2.62                 $ 99.42
September       $ 84.96        6.97               2.09                 $ 98.04
December        $ 85.70        8.39               1.68                 $ 98.38
--------------------------------------------------------------------------------
March 1989      $ 86.76        9.18               1.50                 $ 99.25
June            $ 90.47        7.57               1.23                 $ 99.16
September       $ 91.91        7.81               0.98                 $ 99.08
December        $ 94.00        7.38               0.74                 $ 99.17
--------------------------------------------------------------------------------
March 1990      $ 95.62        7.68               0.52                 $ 99.44
June            $ 97.48        7.44               0.32                 $ 99.82
September       $ 99.32        6.73               0.15                 $100.31
December        $101.13        4.33               0.07                 $101.43


4                                                   American Century Investments


    Note that the Target 1990's share price on December 31, 1990, was not the same as its AVM on that date because the fund had not yet been liquidated and still held short-term Treasury securities with a 25-day maturity. The fund was liquidated on January 25, 1991, at a final share price of $101.46.

    As a further demonstration of how the funds have behaved over time, the following tables show each fund's AGR and AVM as of September 30 for each of the past five years.

    The funds' share prices and growth rates are not guaranteed by the Trust or any of its affiliates. There is no guarantee that the funds' AVMs will fluctuate as little in the future as they have in the past.

COUPON-BEARING U.S. TREASURY SECURITIES

    U.S. Treasury bills, notes and bonds are direct obligations of the U.S. Treasury. Historically, they have involved no risk of loss of principal if held to maturity. Between issuance and maturity, however, the prices of these securities change in response to changes in market interest rates. Coupon-bearing securities generate current interest payments, and part of a fund's return may come from reinvesting interest earned on these securities.

CASH MANAGEMENT

    Each fund may invest in any money market fund, including those managed by the advisor, provided that the investment is consistent with the fund's investment policies and restrictions.

    Up to 5% of each fund's total assets may be invested in this manner.

LOANS OF PORTFOLIO SECURITIES

    Each fund may lend its portfolio securities to earn additional income. If a borrower defaults on a securities loan, the lending fund could experience delays in recovering the securities it loaned; if the value of the loaned securities increased over the value of the collateral, the fund could suffer a loss. To minimize the risk of default on securities loans, the advisor, American Century Investment Management, Inc., adheres to the following guidelines prescribed by the Board of Trustees governing lending of securities. These guidelines strictly govern (1) the type and amount of collateral that must be received by the fund;
(2) the circumstances under which additions to that collateral must be made by borrowers; (3) the return received by the fund on the loaned securities; (4) the limitations on the percentage of fund assets on loan; and (5) the credit standards applied in evaluating potential borrowers of portfolio securities. In addition, the guidelines require that the fund have the option to terminate any loan of a portfolio security at any time and set requirements for recovery of securities from borrowers.

Anticipated Growth Rate       9/30/94     9/30/95     9/30/96     9/30/97     9/30/98
--------------------------------------------------------------------------------------
Target 2000                    6.76%       5.37%       5.75%       5.24%       3.81%
--------------------------------------------------------------------------------------
Target 2005                    7.33%       5.75%       6.17%       5.57%       3.98%
--------------------------------------------------------------------------------------
Target 2010                    7.54%       6.04%       6.44%       5.80%       4.41%
--------------------------------------------------------------------------------------
Target 2015                    7.56%       6.21%       6.58%       5.93%       4.81%
--------------------------------------------------------------------------------------
Target 2020                    7.52%       6.20%       6.59%       5.98%       4.90%
--------------------------------------------------------------------------------------
Target 2025                     N/A         N/A        6.43%       5.86%       4.80%

Anticipated Value at Maturity 9/30/94     9/30/95     9/30/96     9/30/97     9/30/98
--------------------------------------------------------------------------------------
Target 2000                   $100.86     $100.99     $101.10     $101.13     $101.78
--------------------------------------------------------------------------------------
Target 2005                   $100.58     $100.32     $100.71     $100.85     $101.53
--------------------------------------------------------------------------------------
Target 2010                   $101.38     $101.02     $102.53     $103.40     $104.85
--------------------------------------------------------------------------------------
Target 2015                   $107.95     $109.62     $110.11     $110.52     $112.63
--------------------------------------------------------------------------------------
Target 2020                   $102.11     $102.31     $103.60     $104.84     $106.96
--------------------------------------------------------------------------------------
Target 2025                     N/A         N/A       $109.24     $110.88     $112.23


Statement of Additional Information                                            5


INVESTMENT POLICIES

    Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment restrictions.

FUNDAMENTAL INVESTMENT POLICIES

    The funds' investment restrictions are set forth below. These investment restrictions are fundamental and may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company Act.

    For purposes of the investment restriction relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments, (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and (d) personal credit and business credit businesses will be considered separate industries.

Subject            Policy
--------------------------------------------------------------------------------
Senior Securities  A fund may not issue senior securities,  except as permitted under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing          A fund may not borrow money, except for temporary or
                   emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of the fund's total assets
                   (including the amount  borrowed) less liabilities (other than borrowings).
--------------------------------------------------------------------------------
Lending            A fund may not lend any  security  or make any other loan if, as a result,  more than  33-1/3% of the fund's  total  assets would be lent to  other  parties,  except,  (i)  through  the purchase of debt securities in accordance with its investment objective,  policies and  limitations  or (ii) by engaging in repurchase agreements with respect to portfolio securities.
--------------------------------------------------------------------------------
Real Estate        A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments.
                   This  policy  shall  not  prevent a fund  from  investing  in securities  or other  instruments  backed  by real  estate or securities  of  companies  that  deal in real  estate  or are engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration      A fund may not concentrate its investments in securities of issuers in a particular industry (other than securities
                   issued or guaranteed by the U.S. government or any of its
                   agencies or instrumentalities).
--------------------------------------------------------------------------------
Underwriting       A fund may not act as an underwriter of securities  issued by others,  except to the extent that the fund may be considered an  underwriter  within the meaning of the  Securities Act of
                   1933 in the disposition of restricted securities.
--------------------------------------------------------------------------------
Commodities        A fund may not purchase or sell physical  commodities  unless acquired  as a result of  ownership  of  securities  or other instruments; provided that this limitation shall not prohibit the fund from  purchasing  or  selling  options  and  futures
                   contracts   or  from   investing  in   securities   or  other
                   instruments backed by physical commodities.
--------------------------------------------------------------------------------
Control            A fund may not invest for purposes of exercising control over management.
--------------------------------------------------------------------------------


6                                                   American Century Investments


NONFUNDAMENTAL INVESTMENT POLICIES

  In addition, the funds are subject to the following additional investment restrictions that are not fundamental and may be changed by the Board of Trustees.

Subject          Policy
--------------------------------------------------------------------------------

Diversification  A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.
--------------------------------------------------------------------------------
Liquidity        A fund may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of  principal and interest within seven days and in securities that are illiquid by virtue of legal or
                 contractual restrictions on resale or the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales      A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in
                 futures contracts and options are not deemed to constitute selling securities short.
--------------------------------------------------------------------------------
Margin           A fund may not purchase securities on margin,  except to obtain such  short-term  credits as are necessary for the clearance of transactions,  and provided that margin  payments in connection with futures  contracts and options on futures  contracts shall not constitute purchasing securities on margin.
--------------------------------------------------------------------------------

    The Investment Company Act imposes certain additional restrictions upon acquisition by the corporation of securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as therein defined. It also defines and forbids the creation of cross and circular ownership. Neither the Securities and Exchange Commission nor any other agency of the federal or state agency participates in or supervises the management of the funds or their investment practices or policies.

    The Investment Company Act also provides that the funds may not invest more than 25% of their assets in the securities of issuers engaged in a single industry. In determining industry groups for purposes of this restriction, the SEC ordinarily uses the Standard Industry Classification codes developed by the United States Office of Management and Budget. In the interest of ensuring adequate diversification, the funds monitor industry concentration using a more restrictive list of industry groups than that recommended by the SEC. The funds believe that these classifications are reasonable and are not so broad that the primary economic characteristics of the companies in a single class are materially different. The use of these restrictive industry classifications may, however, cause the funds to forego investment possibilities that may otherwise be available to them under the Investment Company Act.

TEMPORARY DEFENSIVE MEASURES

    For temporary defensive purposes, a fund may invest in securities that may not fit its investment objective or its stated market. During a temporary defensive period, a fund may direct its assets to the following investment vehicles

    * interest-bearing bank accounts or certificates  of deposit

    * U.S. government securities and repurchase agreements collateralized by U.S. government securities

    * money market funds

PORTFOLIO TURNOVER

    Under normal conditions, the funds' annual portfolio turnover rates are not expected to exceed 100%. Because a higher turnover rate increases transaction costs and may increase taxable capital gains, the advisor carefully weighs the potential benefits of short-term investing against these considerations. The funds' portfolio turnover rates are listed in the Financial Highlights table in the Prospectus.


Statement of Additional Information                                            7


MANAGEMENT

THE BOARD OF TRUSTEES

    The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Trustees does not manage the funds, it has hired the advisor to do so. More than half of the trustees are "independent" of the funds' advisor, that is, they are not employed by and have no financial interest in the advisor.

    The individuals listed in the table on this page and the next page whose names are marked by an asterisk (*) are interested persons of the funds (as defined in the Investment Company Act) by virtue of, among other considerations, their affiliation with either the advisor, American Century Investment Management, Inc. (ACIM); the funds' agent for transfer and administrative services, American Century Services Corporation (ACSC); the parent corporation of ACIM and ACSC, American Century Companies, Inc. (ACC) or ACC's subsidiaries; the funds' distribution agent and co-administrator, Funds Distributor, Inc.
(FDI); the funds or other funds advised by the advisor. Each trustee listed below serves as a trustee or director of seven registered investment companies in the American Century family of funds, which are also advised by the advisor.

Name (Age)           Position(s) Held   Principal Occupation(s)
Address                  With Fund      During Past  Five Years
--------------------------------------------------------------------------------
Albert A. Eisenstat (68) Trustee    General Partner, Discovery Ventures (venture
1665 Charleston Road                capital firm, since 1996)
Mountain View, CA 94043             Independent Director, Commercial Metals Co.
                                    (since 1982)
                                    Independent Director, Sungard Data Systems
                                    (since 1991)
                                    Independent Director, Business Objects S/A
                                    (software & programming, since 1994)
--------------------------------------------------------------------------------
Ronald J. Gilson (52)     Trustee   Charles J. Meyers Professor of Law and
1665 Charleston Road                Business, Stanford Law School (since 1979)
Mountain View, CA  94043            Marck and Eva Stern Professor of Law and
                                    Business, Columbia University School of Law
                                    (since 1992)
                                    Counsel, Marron, Reid & Sheehy (a San
                                    Francisco law firm, since 1984)
--------------------------------------------------------------------------------
William M. Lyons* (43)    Trustee   Director, President, Chief Operating Officer
4500 Main Street                    and Assistant Secretary, ACC
Kansas City, MO 64111               Director, Executive Vice President, Chief
                                    Operating Officer, Secretary and
                                    Director, ACSC, ACIM and ACIS
--------------------------------------------------------------------------------
Myron S. Scholes (57)     Trustee   Principal, Long-Term Capital Management
1665 Charleston Road                (investment advisor, since 1993)
Mountain View, CA  94043            Frank E. Buck Professor Emeritus of Finance,
                                    Stanford  Graduate School of Business (since
                                    1983)  Director,  Dimensional  Fund Advisors
                                    (investment  advisor,  since 1982) Director,
                                    Smith  Breeden  Family of Funds (since 1992)
                                    Managing  Director,  Salomon  Brothers  Inc.
                                    (securities brokerage, 1991 to 1993)
--------------------------------------------------------------------------------
Kenneth E. Scott (70)     Trustee   Ralph M. Parsons Professor of Law and
1665 Charleston Road                Business, Stanford Law School (since 1972)
Mountain View, CA  94043            Director, RCM Capital Funds, Inc. (since
                                    1994)
--------------------------------------------------------------------------------
                                                       (continued on next page)


8                                                   American Century Investments



Name (Age)           Position(s) Held   Principal Occupation(s)
Address                  With Fund      During Past  Five Years
--------------------------------------------------------------------------------
Isaac Stein (52)          Trustee   President, Waverley Associates, Inc.
1665 Charleston Road                (private investment firm, since 1983)
Mountain View, CA  94043            Director, ALZA Corporation (pharmaceuticals,
                                    since 1987)
                                    Director, Raychem Corporation (electrical
                                    equipment, since 1993)
                                    Trustee, Stanford University (since 1994)
                                    Chairman, Stanford Health Services (since
                                    1994)
                                    Director, CV Therapeutics, Inc.
                                    (biotechnology, since 1995)
                                    Director, Symyx Technologies (combinatorial
                                    materials production, since 1995)
                                    Director, Knowmed, Inc. (healthcare
                                    services, since 1996)
                                    Director, Maxygen, Inc. (biotechnology,
                                    since 1997)
--------------------------------------------------------------------------------
James E. Stowers III* (39)Trustee,  Chairman, Chief Executive Office and
4500 Main Street          Chairman  Director, ACC Chief Executive Officer and
Kansas City, MO 64111     of the    Director, ACSC, ACIM and ACIS
                          Board
--------------------------------------------------------------------------------
Jeanne D. Wohlers (53)    Trustee   Director and Partner, Windy Hill
1665 Charleston Road                Productions, LP(education software, since
Mountain View, CA  94043            1994)
                                    Director, Quintus Corporation (automation
                                    solutions, since 1995)
--------------------------------------------------------------------------------

COMMITTEES

  The Board has four committees to oversee specific functions of the Trust's operations. Only independent trustees serve on the Audit, Nominating and Portfolio committees. Information about these committees appears in the table below:

Committee       Members              Function of Committee
--------------------------------------------------------------------------------
Audit           Albert A. Eisenstat  The Audit Committee selects and oversees
                Kenneth E. Scott     the activities of the Trust's independent
                Jeanne D. Wohlers    auditor. The Committee receives reports
                                     from   the   advisor's    Internal    Audit
                                     Department,  which is accountable solely to
                                     the Committee.  The Committee also receives
                                     reporting    about    compliance    matters
                                     affecting the Trust.
--------------------------------------------------------------------------------
Nominating      Albert A. Eisenstat  The Nominating Committee primarily
                Ronald J. Gilson     considers and recommends individuals for
                Myron S. Scholes     nomination as trustees. The names of
                Kenneth E. Scott     potential trustee candidates are drawn from
                Isaac Stein          a number of sources, including
                Jeanne D. Wohlers    recommendations from members of the Board,
                                     management and shareholders. This committee
                                     also reviews and makes recommendations to
                                     the Board with respect to the composition
                                     of Board committees and other Board-related
                                     matters, including its organization, size,
                                     composition, responsibilities, functions
                                     and compensation.
--------------------------------------------------------------------------------
Portfolio       Ronald J. Gilson     The Portfolio Committee reviews quarterly
                Myron S. Scholes     the investment activities and strategies
                Isaac Stein          used to manage fund assets. The Committee
                                     regularly receives reports from portfolio
                                     managers, credit analysts and other
                                     investment personnel concerning the funds'
                                     investments.
--------------------------------------------------------------------------------
Quality of      Ronald J. Gilson     The Quality of Service Committee reviews
Service         Myron S. Scholes     the level and quality of transfer agent and
                (ad hoc)             administrative services provided to the
                Isaac Stein          funds and their shareholders. It receives
                William M. Lyons     and reviews reports comparing those
                                     services to fund competitors and seeks to
                                     improve such services where feasible and
                                     appropriate.
--------------------------------------------------------------------------------


Statement of Additional Information                                            9


COMPENSATION OF TRUSTEES

    The trustees also serve as trustees for six American Century investment companies other than American Century Target Maturities Trust. Each trustee who is not an "interested person" as defined in the Investment Company Act receives compensation for service as a member of the Board of all seven such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held. These fees and expenses are divided among the seven investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

    The table below shows the aggregate compensation paid by the Trust for the periods indicated and by the American Century family of funds to each trustee who is not an "interested person" as defined in the Investment Company Act.

Aggregate Trustee Compensation for Fiscal Year Ended September 30, 1998
--------------------------------------------------------------------------------
                                      Total              Total Compensation
                                  Compensation                from the
                                    from the              American Century
Name of Trustee(1)                  Funds(1)             Family of Funds(2)
--------------------------------------------------------------------------------
Albert A. Eisenstat                  $7,725                    $68,500
Ronald J. Gilson                     $8,074                    $71,750
Myron S. Scholes                     $7,077                    $62,250
Kenneth E. Scott                     $7,920                    $70,250
Isaac Stein                          $7,418                    $65,500
Jeanne D. Wohlers                    $7,920                    $70,250
--------------------------------------------------------------------------------

(1) Includes compensation paid to the trustees during the fiscal year ended September 30, 1998, and also includes amounts deferred at the election of the trustees under the American Century Mutual Funds Deferred Compensation Plan for Non-Interested Directors and Trustees. The total amount of deferred compensation included in the preceding table is as follows: Mr. Eisenstat, $1,303; Mr. Gilson, $1,652; Mr. Scholes, $813 and Mr. Scott, $828.

(2) Includes compensation paid by the 13 investment company members of the American Century family of funds.

    The Trust has adopted the American Century Deferred Compensation Plan for Non-Interested Directors and Trustees. Under the plan, the independent trustees may defer receipt of all or any part of the fees to be paid to them for serving as trustees of the funds.

    All deferred fees are credited to an account established in the name of the trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American Century funds that are selected by the trustee. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts is credited to the account. Trustees are allowed to change their designation of mutual funds from time to time.

    No deferred fees are payable until such time as a trustee resigns, retires or otherwise ceases to be a member of the Board of Trustees. Trustees may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a trustee, all remaining deferred fee account balances are paid to the trustee's beneficiary or, if none, to the trustee's estate.

    The plan is an unfunded plan and, accordingly, the Trust has no obligation to segregate assets to secure or fund the deferred fees. The rights of trustees to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the Trust. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

    No deferred fees were paid to any trustee under the plan during the fiscal year ended September 30, 1998.

OFFICERS

    Background information for the officers of the Trust is provided on the next page. All persons named as officers of the Trust also serve in similar capacities for the 12 other investment companies advised by American Century. Not all officers of the Trust are listed; only those officers with policy-making functions for the Trust are listed. No officer is compensated for his or her service as an officer of the Trust. The individuals listed in this table are interested persons of the funds (as defined in the Investment Company Act) by virtue of, among other considerations, their affiliation with either the funds, ACIM, ACSC, FDI, ACC or ACC's subsidiaries as specified in the table.


10                                                  American Century Investments


                           Position(s)
Name (Age)                 Held With       Principal Occupation(s)
Address                    Fund            During Past Five Years
--------------------------------------------------------------------------------

George A. Rio (44)         President       Executive Vice President and Director
4500 Main Street                           of Client Services, FDI (March 1998
Kansas City, MO 64111                      to present)
                                           Senior Vice President and Senior Key
                                           Account Manager, Putnam Mutual Funds
                                           (June 1995 to March 1998)
                                           Director Business Development, First
                                           Data Corporation (May 1994 to June
                                           1995)
                                           Senior Vice President and Manager of
                                           Client Services and Director of
                                           Internal Audit, The Boston Company,
                                           Inc. (September 1983 to May 1994)
--------------------------------------------------------------------------------
Mary A. Nelson (34)        Vice President  Vice President and Manager of
4500 Main Street                           Treasury Services and Administration,
Kansas City, MO 64111                      FDI (1994 to present)
                                           Assistant Vice President and Client
                                           Manager, The Boston Company, Inc.
                                           (1989 to 1994)
--------------------------------------------------------------------------------
Maryanne Roepke, CPA (42)  Vice President  Senior Vice President, Treasurer and
4500 Main Street                           Principal Accounting Officer, ACSC
Kansas City, MO 64111                      and Treasurer
--------------------------------------------------------------------------------
David Tucker (40)          Vice President  Senior Vice President and General
4500 Main Street                           Counsel, ACSC and ACIM (June 1998
Kansas City, MO 64111                      to present)
                                           General Counsel, ACC (June 1998 to
                                           present)
                                           Consultant to Mutual Fund Industry
                                           (May 1997 to April 1998)
                                           Vice President and General Counsel,
                                           Janus Companies (1990 to  May 1997)
--------------------------------------------------------------------------------
Christopher J. Kelley (34) Vice President  Vice President and Associate General
4500 Main Street                           Counsel, FDI (since July 1996)
Kansas City, MO 64111                      Assistant Counsel, Forum Financial
                                           Group (April 1994 to July 1996)
                                           Compliance Officer, Putnam
                                           Investments (1992 to April 1994)
--------------------------------------------------------------------------------
Douglas A. Paul (52)       Secretary and   Vice President and Associate General
1665 Charleston Road       Vice President  Counsel, ACSC
Mountain View, CA  94043
--------------------------------------------------------------------------------
C. Jean Wade (34)          Controller      Controller -- Fund Accounting, ACSC
4500 Main Street
Kansas City, MO 64111
--------------------------------------------------------------------------------
Jon Zindel (31)            Tax Officer     Director of Taxation, ACSC (since
4500 Main Street                           1996)
Kansas City, MO 64111                      Tax Manager, Price Waterhouse LLP
                                           (1989)
--------------------------------------------------------------------------------


Statement of Additional Information                                           11


THE FUNDS' PRINCIPAL SHAREHOLDERS

  As of December 31, 1998, the following companies were the record owners of more than 5% of a fund's outstanding shares:

                                                                   Percentage
                                                                    of Shares
Fund                      Shareholder                              Outstanding
------------------------------------------------------------------------------
Target 2000               Charles Schwab & Co.
                          101 Montgomery Street
                          San Francisco, CA 94101                  16.1%
------------------------------------------------------------------------------
Target 2005               Charles Schwab & Co.
                          101 Montgomery Street
                          San Francisco, CA 94101                  11.7%
------------------------------------------------------------------------------
Target 2010               Charles Schwab & Co.
                          101 Montgomery Street
                          San Francisco, CA 94101                  20.4%
------------------------------------------------------------------------------
Target 2015               Charles Schwab & Co.
                          101 Montgomery Street
                          San Francisco, CA 94101                  24.2%
------------------------------------------------------------------------------
Target 2020               Charles Schwab & Co.
                          101 Montgomery Street
                          San Francisco, CA 94101                  28.3%
------------------------------------------------------------------------------
Target 2025               Charles Schwab & Co.
                          101 Montgomery Street
                          San Francisco, CA 94101                  33.3%
------------------------------------------------------------------------------

    The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of a fund's outstanding shares. As of December 31, 1998, the officers and trustees of the funds, as a group, own less than 1% of any fund's outstanding shares.

SERVICE PROVIDERS

    The funds have no employees. To conduct the funds' day-to-day activities, the Trust has hired a number of service providers. Each service provider has a specific function to fill on behalf of the Trust and is described below.

    The advisor and ACSC are both wholly owned by ACC. James E. Stowers Jr., Chairman of ACC, controls ACC by virtue of his ownership of a majority of its common stock.

INVESTMENT ADVISOR

    Each fund has an investment management agreement with the advisor, American Century Investment Management, Inc., dated August 1, 1997. This agreement was approved by the shareholders of each of the funds on July 30, 1997.

    A description of the responsibilities of the advisor appears in the Prospectus under the heading, "Management."

    For the services provided to the funds, the advisor receives a monthly fee based on a percentage of the average net assets of the fund. The annual rate at which this fee is assessed is determined monthly in a two-step process. First, a fee rate schedule is applied to the assets of all of the funds in a fund's investment category which are managed by the advisor (the "Investment Category Fee"). For


12                                                  American Century Investments


example, when calculating the fee for a money market fund, all of the assets of the money market funds managed by the advisor are aggregated. The three investment categories are money market funds, bond funds and equity funds. Second, a separate fee rate schedule is applied to the assets of all of the funds managed by the advisor (the "Complex Fee"). The Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by the fund to the advisor.

    The Investment Category Fee is determined according to the schedule on the table below.

INVESTMENT CATEGORY FEE SCHEDULE

Category Assets          Fee Rate
--------------------------------------
First $1 billion         0.3600%
Next $1 billion          0.3080%
Next $3 billion          0.2780%
Next $5 billion          0.2580%
Next $15 billion         0.2450%
Next $25 billion         0.2430%
Thereafter               0.2425%
--------------------------------------

    The Complex Fee is determined according to the schedule on the table below.

COMPLEX FEE SCHEDULE

Complex Assets           Fee Rate
--------------------------------------
First $2.5 billion       0.3100%
Next $7.5 billion        0.3000%
Next $15 billion         0.2985%
Next $25 billion         0.2970%
Next $50 billion         0.2960%
Next $100 billion        0.2950%
Next $100 billion        0.2940%
Next $200 billion        0.2930%
Next $250 billion        0.2920%
Next $500 billion        0.2910%
Thereafter               0.2900%
--------------------------------------

    On the first business day of each month, the funds pay a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

    The management agreement shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by (1) the funds' Board of Trustees, or by the vote of a majority of outstanding votes (as defined in the Investment Company Act) and (2) the vote of a majority of the trustees of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

    The management agreement provides that it may be terminated at any time without payment of any penalty by the funds' Board of Trustees, or by a vote of a majority of outstanding votes, on 60 days' written notice to the advisor, and that it shall be automatically terminated if it is assigned.

    The management agreement provides that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

    The management agreement also provides that the advisor and its officers, trustees and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

    Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.


Statement of Additional Information                                           13


    The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The funds' Board of Trustees has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and share transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

    Prior to August 1, 1997, Benham Management Corporation served as the investment advisor to the funds. Benham Management Corporation was merged into the advisor in late 1997.

    Investment management fees paid by each fund for the fiscal periods ended September 30, 1998, 1997 and 1996, are indicated in the following table. Fee amounts are net of amounts reimbursed or recouped under the funds' previous investment advisory agreement with Benham Management Corporation.

MANAGEMENT FEES*
Fund                   1998               1997                 1996
------------------------------------------------------------------------
Target 2000         $1,410,866          $902,194             $815,109
Target 2005         $2,246,858          $875,825             $672,052
Target 2010         $1,092,458          $380,066             $368,802
Target 2015           $845,121          $386,638             $410,846
Target 2020         $3,309,715        $2,691,970           $2,525,244
Target 2025         $1,240,147          $181,630              $13,420
------------------------------------------------------------------------
*Net of reimbursements

OTHER ADVISORY RELATIONSHIPS

    In addition to managing the funds,  the advisor  also acts as an  investment
advisor  to  nine  institutional   accounts  and  to  the  following  registered
investment companies:

    American Century Mutual Funds, Inc.
    American Century World Mutual Funds, Inc.
    American Century Premium Reserves, Inc.
    American Century Variable Portfolios, Inc.
    American Century Capital Portfolios, Inc.
    American Century Strategic Asset Allocations, Inc.
    American Century Municipal Trust
    American Century Government Income Trust
    American Century Investment Trust
    American Century California Tax-Free and Municipal Funds
    American Century Quantitative Equity Funds
    American Century International Bond Funds

DISTRIBUTOR

    The funds' shares are distributed by Funds Distributor, Inc., a registered broker-dealer. The distributor is a wholly owned indirect subsidiary of Boston Institutional Group, Inc. The distributor's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

    The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares. This means that the distributor has no liability for unsold shares.

TRANSFER AGENT AND ADMINISTRATOR

    American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software and personnel for the day-to-day administration of the funds and of the advisor. The advisor pays American Century Services Corporation for such services.

    From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor

    Pursuant to a Sub-Administration Agreement with the advisor, Funds Distributor, Inc. (FDI) serves as the Co-Administrator for the funds. FDI is responsible for (i) providing certain officers of the funds and (ii) reviewing and filing marketing and sales literature on behalf of the funds. The fees and expenses of FDI are paid by the advisor out of its unified fee.


14                                                 American Century Investments


    Prior  to  August  1,  1997,  the  funds  paid  American   Century  Services
Corporation directly for its services as transfer agent and administrative services agent.

    Administrative service and transfer agent fees paid by each fund for the fiscal years ended September 30, 1998, 1997 and 1996, are indicated in the table below. Fee amounts are net of expense limitations.

ADMINISTRATIVE FEES
Fund                     Fiscal 1998(1)      Fiscal 1997       Fiscal 1996
---------------------------------------------------------------------------
Target 2000                                   $207,663          $274,837
Target 2005                                   $193,216          $217,047
Target 2010                                    $85,820          $106,951
Target 2015                                    $89,672          $117,664
Target 2020                                   $685,160          $744,692
Target 2025                                    $42,716           $14,090
---------------------------------------------------------------------------

TRANSFER AGENT FEES
Fund                     Fiscal 1998(1)      Fiscal 1997       Fiscal 1996
---------------------------------------------------------------------------
Target 2000                                   $196,492          $267,353
Target 2005                                   $213,613          $266,687
Target 2010                                   $131,294          $178,493
Target 2015                                   $132,040          $178,562
Target 2020                                   $618,798          $858,442
Target 2025                                    $57,380           $32,597
---------------------------------------------------------------------------

(1) Administrative fees and transfer agent fees are included in the unified management fees effective August 1, 1997.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

    Chase Manhattan Bank, 770 Broadway, 10th Floor, New York, New York 10003-9598, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the assets of the funds. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT ACCOUNTANTS

    PricewaterhouseCoopers LLP is the independent accountant of the funds. The address of Pricewater-houseCoopers LLP is, 1055 Broadway, 10th floor, Kansas City, Missouri 64105. As the independent accountant of the funds, PricewaterhouseCoopers LLP services includes (1) audit of the annual financial statements, (2) assistance and consultation in connection with SEC filings and
(3) review of the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

    Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. In many transactions, the selection of the broker or dealer is determined by the availability of the desired security and its offering price. In other transactions, the selection of a broker or dealer is a function of the selection of market and the negotiation of price, as well as the broker's general execution and operational and financial capabilities in the type of transaction involved. The advisor will seek to obtain prompt execution of orders at the most favorable prices or yields. The advisor may choose to purchase and sell portfolio securities to and from dealers who provide services or research, statistical and other information to the funds and to the advisor. Such information or services will be in addition to and not in lieu of the services required to be performed by the advisor, and the expenses of the advisor will not necessarily be reduced as a result of the receipt of such supplemental information.


INFORMATION ABOUT FUND SHARES

    The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest without par value, which may be issued in series (or funds). Shares issued are fully paid and nonassessable and have no preemptive, conversion or similar rights.

    Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the Trust's (i.e., all funds') outstanding shares may be able to elect a Board of Trustees. The Trust instituted dollar-based voting, meaning that the number of votes you are entitled to is based upon the dollar amount of your investment. The election of trustees is determined by the votes received from all Trust shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.


Statement of Additional Information                                           15


    Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund. Shares of each fund have equal voting rights, although each fund votes separately on matters affecting that fund exclusively.

    Shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the Trust. The Declaration of Trust provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity, bonding, and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss as a result of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust is unable to meet its obligations.

FUND LIQUIDATIONS

    On or before January 31st of the year following a fund's target maturity year, its investments will be sold or allowed to mature; its liabilities will be discharged, or a provision will be made for their discharge, and its accounts will be closed. A shareholder may choose to redeem his or her shares in one of the following ways: (1) by receiving redemption proceeds or (2) by exchanging shares for shares of another American Century fund. If the fund receives no instructions from a shareholder, his or her shares will be exchanged for shares of American Century Capital Preservation Fund (or a similar fund if Capital Preservation Fund is not available). The estimated expenses of terminating and liquidating a fund will be accrued ratably over its target maturity year. These expenses, which are charged to income (as are all expenses), are not expected to exceed significantly the ordinary annual expenses incurred by a fund and, therefore, should have little or no effect on the maturity value of the fund.

MULTIPLE CLASS STRUCTURE

    The funds' Board of Trustees has adopted a multiple class plan (the "Multiclass Plan") pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the funds may issue up to three classes of shares: an Investor Class, an Institutional Class and an Advisor Class. Not all funds offer all three classes

    The Investor Class is made available to investors directly by the advisor through its affiliated broker-dealer, American Century Investment Services, Inc., for a single unified management fee, without any load or commission. The Institutional and Advisor Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge these classes a lower unified management fee. In addition to the management fee, however, the Advisor Class shares are subject to a Master Distribution and Shareholder Services Plan. The plan has been adopted by the funds' Board of Trustees and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

RULE 12B-1

    Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the investment company's Board of Trustees and approved by its shareholders. Pursuant to such rule, the Board of Trustees and initial shareholder of the funds' Advisor Class have approved and entered into a Master Distribution and Shareholder Services Plan, with respect to the Advisor Class (the "Plan"). The Master Distribution and Shareholder Services Plan is described below.

    In adopting the Plan, the Board of Trustees [including a majority who are not "interested persons" of the funds (as defined in the Investment Company
Act), hereafter referred to as the "independent trustees"] determined that there Was a reasonable likelihood that


16                                                  American Century Investments


the Plan would benefit the funds and the shareholders of the affected class. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plan is presented to the Board of Trustees quarterly for its consideration in connection with its deliberations as to the continuance of the Plan. Continuance of the Plan must be approved by the Board of Trustees (including a majority of the independent trustees) annually. The Plan may be amended by a vote of the Board of Trustees (including a majority of the independent trustees) , except that the Plan may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plan terminates automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent trustees or by vote of a majority of the outstanding voting securities of the affected class.

    All fees paid under the Plan will be made in accordance with Section 26 of the Rules of Fair Practice of the National Association of Securities Dealers
(NASD).

MASTER DISTRIBUTION AND SHAREHOLDER SERVICES PLAN

    As described in the Prospectuses, the funds' Advisor Class of shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries, such as banks, broker- dealers and insurance companies. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

    Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

    To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds' advisor has reduced its management fee by 0.25% per annum with respect to the Advisor Class shares, and the funds' Board of Trustees has adopted a Master Distribution and Shareholder Services Plan (the "Distribution Plan"). Pursuant to such Plan, the Advisor Class shares pay the Distributor a fee of 0.50% annually of the aggregate average daily assets of the funds' Advisor Class shares, 0.25% of which is paid for shareholder services (described below) and 0.25% of which is paid for distribution services.

    Payments may be made for a variety of shareholder services, including, but are not limited to, (a) receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the funds as underlying investment media) of shares and placing purchase, exchange and redemption orders with the funds' distributor; (b) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;
(c) processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses; (d) providing and maintaining elective services such as check writing and wire transfer services; (e) acting as shareholder of record and nominee for beneficial owners; (f) maintaining account records for shareholders and/or other beneficial owners; (g) issuing confirmations of transactions; (h) providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting; (i) preparing and forwarding shareholder communications from the funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; (j) providing other similar administrative and sub-transfer agency services; and (k) paying "service fees" for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD (collectively referred to as "Shareholder Services"). Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.


Statement of Additional Information                                           17


    Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to, (a) the payment of sales commission, ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to Selling Agreements; (b) compensation to registered representatives or other employees of distributor who engage in or support distribution of the funds' Advisor Class shares; (c) compensation to, and expenses (including overhead and telephone expenses) of the distributor; (d) the printing of prospectuses, statements of additional information and reports for other than existing shareholders; (e) the preparation, printing and distribution of sales literature and advertising materials provided to the funds' shareholders and prospective shareholders; (f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports; (g) the providing of facilities to answer questions from prospective investors about fund shares; (h) complying with federal and state securities laws pertaining to the sale of fund shares; (i) assisting investors in completing application forms and selecting dividend and other account options; (j) the providing of other reasonable assistance in connection with the distribution of fund shares; (k) the organizing and conducting of sales seminars and payments in the form of transactional compensation or promotional incentives; (l) profit on the foregoing; (m) the payment of "service fees" for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD and (n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of this Agreement and in accordance with Rule 12b-1 of the Investment Company Act.

BUYING AND SELLING FUND SHARES

    Information about buying, selling and exchanging fund shares is contained in the American Century Investor Services Guide. This guide is available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

    Each fund's net asset value per share (NAV) is calculated as of one hour before the close of business of the New York Stock Exchange (the Exchange), usually at 2 p.m. Central time each day the Exchange is open for business. The Exchange has designated the following holiday closings for 1999: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holiday schedule to be observed in the future, the Exchange may modify its holiday schedule at any time.

    The advisor typically completes its trading on behalf of each fund in various markets before the Exchange closes for the day. Each fund's share price is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

    Securities held by the funds normally are priced by an independent pricing service, provided that such prices are believed by the advisor to reflect the fair market value of portfolio securities.

    Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the trustees determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Trustees.

TAXES

FEDERAL INCOME TAX

    Each fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying, a fund will be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to shareholders. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to


18                                                  American Century Investments


shareholders and eliminating shareholders' ability to treat distributions of the funds in the manner they were realized by the funds.

    Certain bonds purchased by the funds may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash is actually received by a fund until the maturity of the bond, original issue discount is treated for federal income tax purposes as income earned by a fund over the term of the bond, and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by a fund generally is determined on the basis of a constant yield to maturity that takes into account the semiannual compounding of accrued interest. Original issue discount on an obligation with interest exempt from federal income tax will constitute tax-exempt interest income to the fund.

    In addition, some of the bonds may be purchased by a fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in tax years to which it is attributable or if the amount is considered de minimis). Generally, if the fund elects to include the discount in income, market discount accrues on a daily basis for each day the bond is held by a fund on a constant yield to maturity basis. In the case of any debt security having a fixed maturity date of not more than one year from date of issue, the gain realized on disposition generally will be treated as short-term capital gain. In general, gain realized on disposition of a security held less than one year is treated as short-term capital gain taxable to the shareholder as ordinary income.

    Under the Code, any distribution of a fund's net realized long-term capital gains designated by the fund as a capital gain dividend is taxable to shareholders as long-term capital gains, regardless of the length of time shares are held. If a capital gain dividend is paid with respect to any shares of a fund sold at a loss after being held for six months or less, the loss will be treated as a long-term capital loss for tax purposes. The Code also provides that if a shareholder holds shares of a fund for six months or less, the deduction of any loss on the sale or exchange of those shares is disallowed to the extent that the shareholder received exempt-interest dividends with respect to those shares.

    When a fund has a capital loss carryover, it does not make capital gain distributions until the loss has been offset or expired.

    The information above is only a summary of some of the tax considerations affecting the funds and their shareholders. No attempt has been made to discuss individual tax consequences. A prospective investor should consult with his or her tax advisor or state or local tax authorities to determine whether the funds are suitable investments.

HOW FUND PERFORMANCE INFORMATION IS CALCULATED

    The funds may quote performance in various ways. Historical performance information will be used in advertising and sales literature.

    Yield quotations are based on the investment income per share earned during a particular 30-day period, less expenses accrued during the period (net investment income), and are computed by dividing the fund's net investment income by its share price on the last day of the period according to the following formula:

                  YIELD = (2 [(a - b + 1)6 - 1])
                               -----
                                cd

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.


Statement of Additional Information                                           19


FUND YIELDS
(30-day period ended September 30, 1998)

                                 30-Day Yield              30-Day Yield
Fund                             Investor Class            Advisor Class
-------------------------------------------------------------------------------
Target 2000                      4.22%                     3.97%
Target 2005                      4.28%                     4.04%
Target 2010                      4.60%                     N/A
Target 2015                      4.92%                     N/A
Target 2020                      5.03%                     N/A
Target 2025                      4.84%                     4.61%
-------------------------------------------------------------------------------

    Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gain distributions (if any) and any change in the fund's NAV during the period.

    Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100% over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the funds' performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

    The following tables set forth the average annual total return for the various classes of the funds for the periods indicated as of September 30, 1998.

AVERAGE ANNUAL TOTAL RETURNS - INVESTOR CLASS
(Fiscal Year Ended September 30, 1998)
Fund               1 year     5 years     10 years    Life of fund(1)
---------------------------------------------------------------------
Target 2000         8.97%      5.31%        9.98%        12.31%
Target 2005        18.87%      8.16%       12.72%        14.79%
Target 2010        26.08%     10.21%       14.46%        16.53%
Target 2015        30.07%     11.42%       15.58%        12.09%
Target 2020        36.00%     12.27%         N/A         13.71%
Target 2025        42.21%       N/A          N/A         19.50%
---------------------------------------------------------------------

(1) The inception dates are: Target 2000, Target 2005 and Target 2010: March 25, 1985; Target 2015: September 1, 1986; Target 2020: December 29, 1989; and Target 2025:
February 15, 1996.

AVERAGE ANNUAL TOTAL RETURNS - ADVISOR CLASS
(Fiscal Year Ended September 30, 1998)
Fund                 Life of fund(1)
--------------------------------------
Target 2000               2.57%
Target 2005               8.15%
Target 2010                N/A
Target 2015                N/A
Target 2020                N/A
Target 2025              16.02%
--------------------------------------

(1) The inception dates are: Target 2000: August 20, 1998; Target 2005: August 3, 1998; and Target 2025: June 1, 1998. Target 2010, Target 2015 and Target 2020 had not commenced operations as of the fiscal year end September 30, 1998.

    In addition to average annual total returns, each fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.


20                                                  American Century Investments


    The funds' performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indices of market performance. This may include comparisons with funds that, unlike the American Century funds, are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to, U.S. Treasury bill, note and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System); the federal funds and discount rates (source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial Markets); yield curves for AAA-rated tax-free municipal securities (source:
Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.); total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper, Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory firms. The funds also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance.

MULTIPLE CLASS PERFORMANCE ADVERTISING

    Pursuant to the Multiple Class Plan, the funds may issue additional classes of existing funds or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the manager may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for the new class of shares for periods prior to the first full quarter after inception, the original class's performance will be restated to reflect the expenses of the new class. For periods after the first full quarter after inception, actual performance of the new class will be used.

FINANCIAL STATEMENTS

    The financial statements of the funds, including the Statement of Assets and Liabilities as of September 30, 1998, the Statements of Operations for the year then ended, the Statements of Changes in Net Assets for the two years then ended and the financial highlights for the five years in the period then ended are included in the Annual Reports to shareholders. Information included in the Annual Report for years ended 1997, 1996, 1995 and 1994 was audited by other auditors. The Annual Report for each such reporting period has been incorporated herein by reference. You may receive copies of the reports without charge upon request to American Century at the address and telephone number on the back cover of this Statement of Additional Information.

EXPLANATION OF FIXED INCOME SECURITIES RATINGS

    As described in the Prospectus, the funds may invest in fixed income securities. Those investments, however, are subject to certain credit quality restrictions, as noted in the Prospectus. The following is a summary of the rating categories referenced in the prospectus disclosure.


Statement of Additional Information                                          21


BOND RATINGS

S&P   Moody's   Description
--------------------------------------------------------------------------------
AAA   Aaa   These are the highest ratings assigned by S&P and Moody's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
AA    Aa    Debt rated in this category is considered to have a very strong capacity  to pay  interest  and repay  principal  and  differs  from
            AAA/Aaa issues only in a small degree.
--------------------------------------------------------------------------------
A     A     Debt  rated A has a strong  capacity  to pay  interest  and  repay principal  although it is somewhat more  susceptible  to the adverse effects of changes in  circumstances  and economic  conditions  than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB   Baa   Debt rated BBB/Baa is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection  parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
--------------------------------------------------------------------------------
BB    Ba    Debt rated BB/Ba has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing
            uncertainties or exposure to adverse business, financial or economic conditions that could lead to  inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt  subordinated  to senior  debt that is  assigned an actual or implied BBB-rating.
--------------------------------------------------------------------------------
B     B     Debt rated B has a greater  vulnerability to default but currently has the capacity to meet interest payments and principal repayments.
            Adverse  business,  financial  or  economic  conditions  will likely
            Impair capacity or willingness to pay interest and repay  principal.
            The B rating  category is also used for debt  subordinated to senior debt that is assigned an actual or implied BB/Ba or BB-/Ba3 rating.
--------------------------------------------------------------------------------
CCC   Caa   Debt rated CCC/Caa has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC/Caa rating category is also used for debt  subordinated  to senior debt that is assigned an actual or implied B or B-/B3 rating.
--------------------------------------------------------------------------------
CC     Ca   The rating  CC/Ca  typically is applied to debt  subordinated  to senior debt that is assigned an actual or implied CCC/Caa rating.
--------------------------------------------------------------------------------
C      C    The rating C typically is applied to debt  subordinated  to senior debt, which is assigned an actual or implied  CCC-/Caa3 debt rating.
            The C rating  may be used to cover a  situation  where a  bankruptcy petition has been filed, but debt service payments are continued.
--------------------------------------------------------------------------------
CI     --   The rating CI is reserved  for income  bonds on which no interest is being paid.
--------------------------------------------------------------------------------
D      D    Debt rated D is in payment default.  The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless
            S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


22                                                  American Century Investments


    To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly, Moody's adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories. Fitch Investors Service, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard & Poor's.

COMMERCIAL PAPER RATINGS

S&P      Moody's         Description
--------------------------------------------------------------------------------
A-1      Prime-1         This indicates that the degree of safety regarding
         (P-1)           timely payment is strong. Standard & Poor's
                         rates  those  issues  determined  to possess  extremely
                         strong safety characteristics as A-1+.
--------------------------------------------------------------------------------
A-2      Prime-2         Capacity for timely payment on commercial paper is
         (P-2)           satisfactory, but the relative degree of
                         safety is not as high as for issues designated A-1.
                         Earnings trends and coverage ratios, while sound, will
                         be more subject to variation. Capitalization
                         characteristics, while still appropriated, may be more
                         affected by external conditions. Ample alternate
                         liquidity is maintained.
--------------------------------------------------------------------------------
A-3      Prime-3         Satisfactory capacity for timely repayment. Issues that
         (P-3)           carry this rating are somewhat more vulnerable to the
                         adverse changes in circumstances than obligations
                         carrying the higher designations.
--------------------------------------------------------------------------------

NOTE RATINGS
S&P      Moody's         Description
--------------------------------------------------------------------------------
SP-1     MIG-1; VMIG-1   Notes are of the highest quality enjoying
                         strong  protection from established cash flows of funds
                         for their servicing or from established and broad-based
                         access to the market for refinancing, or both.
--------------------------------------------------------------------------------
SP-2     MIG-2; VMIG-2   Notes are of high quality,  with margins
                         of  protection  ample,  although not so large as in the
                         preceding group.
--------------------------------------------------------------------------------
SP-3     MIG-3; VMIG-3   Notes are of favorable quality, with all security
                         elements accounted for, but lacking the undeniable
                         strength of the preceding grades. Market access for
                         refinancing, in particular, is likely to be less well
                         established.
--------------------------------------------------------------------------------
SP-4     MIG-4; VMIG-4   Notes are of adequate quality, carrying specific risk
                         but having protection and not distinctly or
                         predominantly speculative.
--------------------------------------------------------------------------------


Statement of Additional Information                                           23


MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

    These contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period. The annual and semiannual reports are incorporated by reference into this SAI. This means that these are legally part of this SAI.

You can receive a free copy of the annual and semiannual reports, for free and ask any questions about the funds, by contacting us at one of the addresses or phone numbers listed below.

If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan
* a bank
* a broker-dealer
* an insurance company
* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Securities and Exchange Commission (SEC).

* In person                  SEC Public Reference Room
                             Washington, D.C.
                             Call 1-800-SEC-0330 for location
                             and hours.

* On the Internet            www.sec.gov

* By mail                    SEC Public Reference Section
                             Washington, D.C.
                             20549-6009
                             (The  SEC  will   charge  a  fee  for  copying  the
                             documents.)


Investment Company Act File No. 811-4165

--------------------------------------------------------------------------------
[american century logo(reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

WWW.AMERICANCENTURY.COM

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

SH-SAI-15896   9903